As filed with the Securities and Exchange Commission on May 17, 2019
Securities Act File No. 333-230917

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. 1

Post-Effective Amendment No. ☐

Voya Variable Portfolios, Inc.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on May 22, 2019.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, Class S, and Class S2 shares of Voya Global Equity Portfolio

VY® TEMPLETON GLOBAL GROWTH PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-366-0066
June 7, 2019
Dear Shareholder:
On behalf of the Board of Trustees (the “Board”) of VY® Templeton Global Growth Portfolio (“Templeton Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Templeton Portfolio. The Special Meeting is scheduled for 1:00 p.m., local time, on July 30, 2019, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. At the Special Meeting shareholders of Templeton Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of Templeton Portfolio with and into Voya Global Equity Portfolio (“Global Equity Portfolio”) (together with Templeton Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.
Shares of Templeton Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction, by your insurance company through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Global Equity Portfolio instead of shares of Templeton Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks long-term capital growth and current income.
Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.
Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than July 29, 2019.
We appreciate your participation and prompt response in this matter and thank you for your continued support.
Sincerely,
Dina Santoro
President

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
(800) 366-0066
Scheduled for July 30, 2019
To the Shareholders:
NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY® Templeton Global Growth Portfolio (“Templeton Portfolio”) is scheduled for 1:00 p.m., local time, on July 30, 2019 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.
At the Special Meeting, Templeton Portfolio’s shareholders will be asked:
1.	To approve an Agreement and Plan of Reorganization by and between Templeton Portfolio and Voya Global Equity Portfolio (“Global Equity Portfolio”), providing for the reorganization of Templeton Portfolio with and into Global Equity Portfolio (the “Reorganization”); and
2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.
Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.
The Board of Trustees of Templeton Portfolio recommends that you vote “FOR” the Reorganization.
Shareholders of record as of the close of business on May 3, 2019 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by July 29, 2019 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to Templeton Portfolio or by voting in person at the Special Meeting.
By Order of the Board of Trustees
Huey P. Falgout, Jr.
Secretary
June 7, 2019

PROXY STATEMENT/PROSPECTUS
June 7, 2019

Special Meeting of Shareholders
of VY® Templeton Global Growth Portfolio
Scheduled for July 30, 2019

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
VY® Templeton Global Growth Portfolio	Voya Global Equity Portfolio
(A series of Voya Investors Trust)	(A series of Voya Variable Portfolios, Inc.)
7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034	7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
(800) 366-0066	(800) 992-0180
(each an open-end management investment company)
Important Notice Regarding the Availability of Proxy Materials
for the Shareholder Meeting to be Held on July 30, 2019
This Proxy Statement/Prospectus and Notice of Special Meeting are available at:www.proxyvote.com/voya
The Proxy Statement/Prospectus explains concisely what you should know before voting on the matter described herein or investing in Voya Global Equity Portfolio. Please read it carefully and keep it for future reference.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION
To obtain more information about VY® Templeton Global Growth Portfolio (“Templeton Portfolio”) and Voya Global Equity Portfolio (“Global Equity Portfolio,” and together with Templeton Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.
By Phone:	1-800-366-0066
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
By Internet:	www.voyainvestments.com/literature
The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:
1.	The Statement of Additional Information dated June 7, 2019 relating to this Proxy Statement/Prospectus (File No. 333-230917);
2.	The Prospectus and Statement of Additional Information dated May 1, 2019 for Templeton Portfolio (File No. 811-05629); and
3.	The Prospectus and Statement of Additional Information dated May 1, 2019 for Global Equity Portfolio (File No. 811-07651).
The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.
You also may view or obtain these documents from the SEC:
In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549(202) 551-8090
By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549(Duplication Fee Required)
By Email:	publicinfo@sec.gov (Duplication Fee Required)
By Internet:	www.sec.gov
When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers noted in each of (1), (2), and (3) above.

INTRODUCTION
What is happening?
On November 16, 2018, the Board(s) of Directors/Trustees (the “Board”) of VY® Templeton Global Growth Portfolio (“Templeton Portfolio”) and Voya Global Equity Portfolio (“Global Equity Portfolio,” together with Templeton Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Templeton Portfolio with and into Global Equity Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of Templeton Portfolio, and if approved, is expected to be effective on August 23, 2019, or such other date as the parties may agree (the “Closing Date”).
Why did you send me this booklet?
Shares of Templeton Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).
This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for Templeton Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.
The Separate Accounts and Qualified Plans or their trustees, as record owners of Templeton Portfolio shares are, in most cases, the “shareholders” of record of Templeton Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the shareholder of record (e.g., the Separate Accounts or Qualified Plans) but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.
Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Global Equity Portfolio, this Proxy Statement also serves as a prospectus for Global Equity Portfolio. Global Equity Portfolio is an open-end management investment company that seeks long-term capital growth and current income, as described more fully below.
Who is eligible to vote?
Shareholders of record holding an investment in shares of Templeton Portfolio as of the close of business on May 3, 2019 (the “Record Date”) are eligible to vote at the special meeting of shareholders (the “Special Meeting”) or any adjournments or postponements thereof.
How do I vote?
You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:
•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.
•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.
•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.
•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at 1-800-366-0066.
To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 p.m., local time, on July 29, 2019.
When and where will the Special Meeting be held?
The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on July 30, 2019, at 1:00 p.m., local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at 1-800-366-0066.

SUMMARY OF THE PROPOSED REORGANIZATION
You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Global Equity Portfolio, please consult Appendix B and Global Equity Portfolio’s Prospectus dated May 1, 2019.
On November 16, 2018, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:
•	the transfer of all of the assets of Templeton Portfolio to Global Equity Portfolio in exchange for shares of beneficial interest of Global Equity Portfolio;
•	the assumption by Global Equity Portfolio of all the liabilities of Templeton Portfolio;
•	the distribution of shares of Global Equity Portfolio to the shareholders of Templeton Portfolio; and
•	the complete liquidation of Templeton Portfolio.
If shareholders of Templeton Portfolio approve the Reorganization, each owner of Class ADV, Class I, Class S, or Class S2 of Templeton Portfolio would become a shareholder of the corresponding share class of Global Equity Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Templeton Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of Global Equity Portfolio having an aggregate value equal to the aggregate value of the shares of Templeton Portfolio held by that shareholder as of the close of business on the Closing Date. Global Equity Portfolio also offers Class T shares which are not subject to this transaction.
In considering whether to approve the Reorganization, you should note that:
•	Voya Investments, LLC (“Voya Investments” or the “Adviser”) serves as the investment adviser to each Portfolio. Templeton Global Advisors Limited (“Templeton Global Advisors”) serves as the sub-adviser to Templeton Portfolio. Voya Investment Management Co. LLC (“Voya IM”) serves as the sub-adviser to Global Equity Portfolio.
•	The Portfolios have substantially similar investment objectives. The investment objective of Templeton Portfolio is to seek capital appreciation, with current income as an incidental consideration. The investment objective of Global Equity Portfolio is to seek long-term capital growth and current income.
•	The Portfolios have different principal investment strategies. Templeton Portfolio invests primarily in equity securities and applies a “bottom-up,” value-oriented, long-term approach focusing on the market price of a company’s securities relative to Templeton Global Advisors’ evaluation of the company’s long-term earnings, asset value, and cash flow potential. Global Equity Portfolio invests primarily in equity securities included in the MSCI World IndexSM (“Index”) and uses an internally developed quantitative computer model to create a target universe of global securities with above average dividend yields compared to the Index. Voya IM then uses optimization techniques to seek to achieve Global Equity Portfolio’s target dividend yield, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that Voya IM believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index.
•	Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•	The shareholders of Templeton Portfolio are expected to benefit from lower gross and net expense ratios and expense limitation agreements between the Adviser and Global Equity Portfolio, which contractually obligates the Adviser to limit total net expenses of Global Equity Portfolio though May 1, 2021 at a rate that is lower than the current net expenses of Templeton Portfolio. In addition, the Portfolios’ shareholders have the potential to benefit from efficiencies resulting from the combined larger and more scalable fund.
•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.
•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Templeton Portfolio nor its shareholders, nor Global Equity Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization.

APPROVAL OF THE REORGANIZATION
What is the proposed Reorganization?
Shareholders of Templeton Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of Templeton Portfolio with and into Global Equity Portfolio. If the Reorganization is approved, shareholders of Templeton Portfolio will become shareholders of Global Equity Portfolio as of the Closing.
Why is a Reorganization proposed?
As the result of performance challenges, the Adviser believes that Templeton Portfolio has limited prospects for future sales and long-term viability. Consequently, in response to the Board’s request to explore potential actions related to Templeton Portfolio, at the November 2018 meeting of the Board, the Adviser proposed, and the Board approved, the Reorganization of Templeton Portfolio into Global Equity Portfolio. In support of its proposal, the Adviser noted that, in its view, the Reorganization would provide shareholders of Templeton Portfolio with the potential for improved performance and an immediate benefit through lower gross and net expenses. Net expenses include any expense limitations in place for the Portfolios.
How do the Investment Objectives compare?
Each Portfolio’s investment objective is described in the chart below.
	Templeton Portfolio	Global Equity Portfolio
Investment Objective	The Portfolio seeks capital appreciation. Current income is only an incidental consideration.	The Portfolio seeks long-term capital growth and current income.
Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.
How do the Annual Portfolio Operating Expenses compare?
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Global Equity Portfolio after giving effect to the Reorganization, assume the Reorganization occurred as of the fiscal year ended December 31, 2018. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. If these fees or expenses were included in the table, the Portfolios’ expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
The advisory agreement between the Adviser and Templeton Portfolio provides for a “bundled fee” arrangement under which the Adviser provides or engages service providers to provide (in addition to the advisory services) custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The advisory agreement between the Adviser and Global Equity Portfolio provides for an advisory fee for which the Adviser provides advisory and administrative services only. Other services are provided to Global Equity Portfolio under separate agreements at additional expense. Both Portfolios are responsible for distribution or shareholder servicing plan payments, interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		Templeton Portfolio	Global Equity Portfolio	Global Equity Portfolio Pro Forma
Class ADV
Management Fees	%	0.96	0.55	0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.60	0.50	0.50
Other Expenses	%	0.01	0.07	0.07
Acquired Fund Fees and Expenses	%	None	0.01[1]	0.01[1]
Total Annual Portfolio Operating Expenses	%	1.57	1.13	1.13
Waivers and Reimbursements	%	(0.14)[2]	(0.02)[3]	(0.02)[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.43	1.11	1.11
Class I
Management Fees	%	0.96	0.55	0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.01	0.07	0.07

		Templeton Portfolio	Global Equity Portfolio	Global Equity Portfolio Pro Forma
Acquired Fund Fees and Expenses	%	None	0.01[1]	0.01[1]
Total Annual Portfolio Operating Expenses	%	0.97	0.63	0.63
Waivers and Reimbursements	%	(0.14)[2]	(0.02)[3]	(0.02)[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.83	0.61	0.61
Class S
Management Fees	%	0.96	0.55	0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.01	0.07	0.07
Acquired Fund Fees and Expenses	%	None	0.01[1]	0.01[1]
Total Annual Portfolio Operating Expenses	%	1.22	0.88	0.88
Waivers and Reimbursements	%	(0.14)[2]	(0.02)[3]	(0.02)[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.08	0.86	0.86
Class S2
Management Fees	%	0.96	0.55	0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.40	0.40	0.40
Other Expenses	%	0.01	0.07	0.07
Acquired Fund Fees and Expenses	%	None	0.01[1]	0.01[1]
Total Annual Portfolio Operating Expenses	%	1.37	1.03	1.03
Waivers and Reimbursements	%	(0.14)[2]	(0.02)[3]	(0.02)[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.23	1.01	1.01
1.	Total Annual Operating Expenses may be higher than the Portfolio’s ratio of operating expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2.	The Adviser is contractually obligated to limit expenses to 1.45%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. The Adviser is contractually obligated to waive 0.018% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio’s board.
3.	The Adviser is contractually obligated to limit expenses to 1.34%, 0.84%, 1.09%, and 1.24% for Class ADV, Class I, Class S, and Class S2, respectively, through May 1, 2021. This limitation is subject to possible recoupment by the Adviser within 36 months of waiver or reimbursement. In addition, the Adviser is contractually obligated to further limit expenses to 1.10%, 0.60%, 0.85%, and 1.00% for Class ADV, Class I, Class S, and Class S2, respectively, through May 1, 2021. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Board.
Expense Example
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same.
	Templeton Portfolio				Global Equity Portfolio				Global Equity Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	$146	482	842	1,856	113	357	620	1,373	113	357	620	1,373
Class I	$85	295	523	1,177	62	200	349	784	62	200	349	784
Class S	$110	373	657	1,465	88	279	486	1,082	88	279	486	1,082
Class S2	$125	420	737	1,634	103	326	567	1,258	103	326	567	1,258
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?
Each Portfolio’s principal investment strategies are described in more detail in the table below. Both Portfolios primarily invest in foreign securities. With respect to Templeton Portfolio, the sub-adviser invests primarily in equity securities of companies located in a number of different countries, including emerging markets. Templeton Portfolio’s sub-adviser uses a “bottom up,” value oriented, long term approach, focusing on the market price of a company’s securities relative to the sub-adviser’s evaluation of the company’s long term earnings, asset value, and cash flow potential. In contrast, Global Equity Portfolio invests primarily in equity securities included in the MSCI World IndexSM (“Index”) and invests in securities of issuers in a number of different countries, including the United States. Global Equity Portfolio’s sub-adviser uses an internally developed quantitative computer model to create a target universe of global securities with above average dividend yields compared to the Index. Using proprietary fundamental sector-specific models, the sub-adviser seeks to identify the most attractive securities. Global Equity Portfolio’s sub-adviser uses optimization techniques to create a portfolio it believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index.
Templeton Portfolio	Global Equity Portfolio
Investment Strategies	Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks, and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt instruments (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt instruments of companies and governments located anywhere in the world. The Portfolio may invest up to 15% of its net assets in equity-linked notes for hedging and investment purposes.
The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy, or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the sub-adviser (“Sub-Adviser”) attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.
The Portfolio may invest in real estate-related securities including real estate investment trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

When choosing equity investments for the Portfolio, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value, and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities. The Portfolio will provide 60 days’ prior notice of any change in this investment policy. The Portfolio invests primarily in equity securities included in the MSCI World IndexSM (“Index”). The Portfolio invests in securities of issuers in a number of different countries, including the United States.
The sub-adviser (“Sub-Adviser”) seeks to maximize total return to the extent consistent with maintaining lower volatility than the Index. Volatility generally measures how much a fund’s returns have varied over a specified time frame.
The Portfolio may invest in derivative instruments including, but not limited to, index futures. The Portfolio typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance.
The Portfolio may also invest in real estate-related securities, including real estate investment trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses an internally developed quantitative computer model to create a target universe of global securities with above average dividend yields compared to the Index, which the Sub-Adviser believes exhibit stable and growing dividend yields within each geographic region and industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the Portfolio’s target dividend yield, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Portfolio will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively low level of volatility.
The Sub-Adviser will rebalance the Portfolio on a quarterly basis in accordance with its target parameters. The rebalancing techniques may result in higher portfolio turnover compared to a “buy and hold” strategy.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

How do the Principal Risks compare?
The following table summarizes and compares the principal risks of investing in the Portfolios. You could lose money on an investment in the Portfolios. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Risks	Templeton Portfolio	Global Equity Portfolio
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.	✓
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.	✓
Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.	✓	✓
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.	✓	✓
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.		✓
Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.		✓

Risks	Templeton Portfolio	Global Equity Portfolio
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.	✓
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.	✓
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, the United States experiences a low interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Portfolio invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.	✓
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Portfolio’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant. Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Portfolio’s volatility may not be lower than that of the Index during all market cycles due to market factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.		✓
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.	✓	✓

Risks	Templeton Portfolio	Global Equity Portfolio
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.	✓	✓
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.	✓	✓
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.	✓	✓
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.	✓
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.	✓	✓
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.	✓	✓

Risks	Templeton Portfolio	Global Equity Portfolio
Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.	✓
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.	✓
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.	✓
How does VY® Templeton Global Growth Portfolio’s performance compare to Voya Global Equity Portfolio?
The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in the Portfolios’ performance from year to year, and the table compares each Portfolio’s performance to the performance of a broad-based securities market index/indices for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of each Portfolio’s Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. Global Equity Portfolio’s Class I shares performance shown for the period prior to their inception date is the performance of its Class S shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results.
Global Equity Portfolio’s performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Portfolio’s performance prior to July 12, 2013 reflects returns achieved pursuant to a different investment objective and principal investment strategies. If the Portfolio’s current objective and strategies had been in place for the prior periods, the performance information shown would have been different.
Templeton Portfolio
Calendar Year Total Returns Class ADV
(as of December 31 of each year)
Best quarter: 2nd 2009, 19.59% and Worst quarter: 3rd 2011, -19.98%

Average Annual Total Returns %
(for the periods ended December 31, 2018)
	1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV %	-14.60	-0.17	7.56	N/A	12/29/06
MSCI World IndexSM1%	-8.71	4.56	9.67	N/A
Class I %	-14.13	0.42	8.26	N/A	04/28/06
MSCI World IndexSM1%	-8.71	4.56	9.67	N/A
Class S %	-14.35	0.18	7.99	N/A	10/21/92
MSCI World IndexSM1%	-8.71	4.56	9.67	N/A
Class S2%	-14.49	0.01	7.82	N/A	09/09/02
MSCI World IndexSM1%	-8.71	4.56	9.67	N/A
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Global Equity Portfolio
Calendar Year Total Returns Class ADV
(as of December 31 of each year)
Best quarter: 2nd 2009, 24.14% and Worst quarter: 1st 2009, -17.03%
Average Annual Total Returns %
(for the periods ended December 31, 2018)
	1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV %	-9.26	3.69	7.44	N/A	01/28/08
MSCI World IndexSM1%	-8.71	4.56	9.67	N/A
Class I %	-8.85	4.15	7.80	N/A	03/05/15
MSCI World IndexSM1%	-8.71	4.56	9.67	N/A
Class S %	-9.11	3.95	7.70	N/A	01/28/08
MSCI World IndexSM1%	-8.71	4.56	9.67	N/A
Class S2%	-9.27	N/A	N/A	2.49	03/05/15
MSCI World IndexSM1%	-8.71	N/A	N/A	3.75
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
How does the management of the Portfolios compare?
The following table describes the management of the Portfolios.
	Templeton Portfolio	Global Equity Portfolio
Investment Adviser	Voya Investments	Voya Investments
Management Fee (as a percentage of average daily net assets)	0.960% on the first $250 million of average daily net assets; 0.860% on next $250 million of average daily net assets; and 0.760% on assets in excess of $500 million	0.560% on first $500 million of average daily net assets; 0.530% on next $500 million of average daily net assets; and 0.510% on assets in excess of $1 billion
Sub-Adviser	Templeton Global Advisors	Voya IM
Sub-Advisory Fee (as a percentage of average daily net assets)	The Adviser paid Templeton Global Advisors aggregate sub-advisory fees of $165,787,860 which represented approximately 0.3319% of the Portfolio’s average daily net assets for the fiscal year ended December 31, 2018. The accrued sub-advisory fees paid and percentage reflect the fee schedules in effect during that period.	0.210% on all assets

	Templeton Portfolio	Global Equity Portfolio
Portfolio Managers	Heather Arnold, CFA (since 04/15) Norman J. Boersma, CFA (since 03/11) Peter Moeschter, CFA (since 02/19)	Vincent Costa, CFA (since 04/12) Peg DiOrio, CFA (02/19) Steve Wetter (since 05/18) Kai Yee Wong (since 05/18)
Distributor	Voya Investments Distributor, LLC (the “Distributor”)	Distributor
Voya Investments, LLC
Voya Investments, LLC (the “Adviser”), an Arizona limited liability company, serves as the investment adviser to each Portfolio. The Adviser has overall responsibility for the management of each Portfolio. The Adviser oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Adviser is registered with the SEC as an investment adviser.
The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
The Adviser’s principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2018, the Adviser managed approximately $78.5 billion in assets.
Templeton Global Advisors Limited
Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Templeton Global Advisors is Lyford Cay, Nassau, Bahamas. As of December 31, 2018, Templeton Global Advisors and its affiliates had over $649.9 billion in assets under management.
The following individuals are responsible for the day-to-day management of Templeton Portfolio.
Mr. Boersma serves as thelead Portfolio Manager of the Portfolio. Ms. Arnold and Mr. Moeschter have secondary portfolio management responsibilities.
Heather Arnold, CFA, Portfolio Manager, is the director of research for the Templeton Global Equity Group, as well as a research analyst. Ms. Arnold rejoined Templeton Global Advisors in 2008.
Norman J. Boersma, CFA, Portfolio Manager, is the chief investment officer of Templeton Global Equity Group and president of Templeton Global Advisors. He joined the firm in 1991.
Peter Moeschter, CFA, Portfolio Manager, is an executive vice president for the Templeton Global Equity Group. He is co-lead of Templeton Growth Fund, Ltd. and has responsibility for institutional and retail accounts with mandates of global and international equities. He has research coverage of global industrials and is the industrials sector team leader. He joined the firm in 1997.
Voya Investment Management Co. LLC
Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2018, Voya IM managed approximately $102.8 billion.
The following individuals are jointly and primarily responsible for the day-to-day management of Global Equity Portfolio.
Vincent Costa, CFA, Portfolio Manager, also serves as Head of the global equities team and as portfolio manager for the U.S. and Global active quantitative strategies and the U.S. large cap value portfolios. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.
Peg DiOrio, CFA, Portfolio Manager, is the head of quantitative equities at Voya IM and serves as a portfolio manager for the active quantitative strategies. Prior to joining Voya IM in 2012, she was a quantitative analyst with Alliance Bernstein/Sanford C. Bernstein for sixteen years where she was responsible for multivariate and time series analysis for low volatility strategies, global equities, REITs and options. Previously she was a senior investment planning analyst with Sanford C. Bernstein.
Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).
Kai Yee Wong, Portfolio Manager, is responsible for the portfolio management of the U.S. and Global active quantitative strategies. Prior to joining Voya IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003 – 2009).
Voya Investments Distributor, LLC

Voya Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. The Distributor is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser.
The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
What are the key differences in the rights of shareholders of VY® Templeton Global Growth Portfolio and Voya Global Equity Portfolio?
VY® Templeton Global Growth Portfolio is organized as a series of Voya Investors Trust (“VIT”), a Massachusetts business trust. Voya Global Equity Portfolio is organized as a series of Voya Variable Portfolios, Inc. (“VVPI”), a Maryland corporation. Both Portfolios are governed by a Board of Directors/Trustees consisting of the same 10 members. For more information on the history of VIT or VVPI, see each Portfolio’s Statement of Additional Information dated May 1, 2019.
The key differences are described in the table below.
Templeton Portfolio	Global Equity Portfolio
Shareholders may elect Trustees by the vote of a plurality of votes cast at any shareholder meeting called for that purpose, to the extent required by the 1940 Act.	At any meeting of shareholders duly called for the purpose and only as required by the 1940 Act, shareholders may elect Directors by the vote of a plurality of the votes cast at the meeting, provided a quorum is present.
A Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective. Trustees may also be removed at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares or by a written declaration executed, without a meeting, by the holders of not less than two-thirds of the outstanding shares.	At any meeting of shareholders duly called for the purpose, shareholders have the power to remove Directors by the vote of a majority of all the votes entitled to be cast generally for the election of Directors. Directors of a Maryland corporation do not have the power to remove Directors.
The Trust or any series or class thereof may be terminated by the affirmative vote of a majority of the Trustees.	In general, the Board may approve the liquidation of any series of the Corporation without the approval of shareholders. The dissolution of the Corporation must be advised by the Board of Directors and approved by the shareholders entitled to cast a majority of the votes entitled to be cast on the matter. At such time as no shares are outstanding, the dissolution of the Corporation may be approved by a majority of the entire Board of Directors.
A majority of the Trustees have the power to amend the Declaration of Trust, except that no amendment to the Declaration of Trust that would materially adversely affect the rights of shareholders may be made without the approval of a majority of shares outstanding and entitled to vote.	In general, amendments to the charter of the Corporation must be advised by the Directors and approved by the affirmative vote of the shareholders entitled to cast a majority of all the votes entitled to be cast on the matter, except that no action affecting the validity or assessability of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby. Under Maryland law, a majority of the entire Board of Directors may approve certain limited amendments to the charter without action by the shareholders.
Additional Information about the Portfolios
Dividends and Other Distributions
Each Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions. Each Portfolio distributes capital gains, if any, annually. Templeton Portfolio declares dividends and pays dividends consisting of net investment income, if any, annually. Global Equity Portfolio declares dividends and pays dividends consisting of net investment income, if any, quarterly. All dividends and capital gains distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time a portion of a Portfolio’s distribution may constitute a return of capital. To comply with federal tax regulations, each Portfolio may also pay an additional capital gains distribution.
Capitalization
The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2018 and on a pro forma basis as of December 31, 2018, giving effect to the Reorganization.
	Templeton Portfolio	Global Equity Portfolio	Adjustments	Global Equity Portfolio Pro Forma
Class ADV
Net Assets	$6,309	15,225,167	(6)[1]	15,231,470
Shares Outstanding	764	1,580,986	(109)[2]	1,581,641
Net Asset Value Per Share	$8.26	9.63	-	9.63

	Templeton Portfolio	Global Equity Portfolio	Adjustments	Global Equity Portfolio Pro Forma
Class I
Net Assets	$519,900	132,479,869	(531)[1]	132,999,238
Shares Outstanding	60,493	13,768,494	(6,505)[2]	13,822,482
Net Asset Value Per Share	$8.59	9.62	-	9.62
Class S
Net Assets	$129,827,833	375,359,003	(132,706)[1]	505,054,130
Shares Outstanding	14,956,087	38,848,979	(1,530,090)[2]	52,274,976
Net Asset Value Per Share	$8.68	9.66	-	9.66
Class S2
Net Assets	$2,206,917	272,728	(2,256)[1]	2,477,389
Shares Outstanding	257,069	28,574	(25,972)[2]	259,671
Net Asset Value Per Share	$8.58	9.54	-	9.54
1.	Reflects adjustment for estimated one-time merger and transition expenses.
2.	Reflects new shares issued, net of retired shares of Templeton Portfolio. (Calculation: Net Assets ÷ NAV per share).
Additional Information about the Reorganization
The Reorganization Agreement
The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. Shareholders are encouraged to review a form of the Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Appendix A.
The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Templeton Portfolio in exchange for shares of beneficial interest of Global Equity Portfolio and the assumption by Global Equity Portfolio of all of Templeton Portfolio’s liabilities; and (ii) the distribution of shares of Global Equity Portfolio to shareholders of Templeton Portfolio, as provided for in the Reorganization Agreement, in complete liquidation of Templeton Portfolio.
Each shareholder of Class ADV, Class I, Class S, or Class S2 of Templeton Portfolio will hold, immediately after the Closing, the corresponding share class of Global Equity Portfolio having an aggregate value equal to the aggregate value of the shares of Templeton Portfolio held by that shareholder as of the close of business on the Closing Date. Global Equity Portfolio also offers Class T shares which are not subject to this transaction.
The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Templeton Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. A copy of this opinion will be filed with the SEC within a reasonable amount of time after the Closing. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.
Expenses of the Reorganization
The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $115,500 and do not include the transition costs described in “Portfolio Transitioning” below.
Portfolio Transitioning
If the Reorganization is approved by shareholders, Templeton Portfolio is expected to sell a significant portion (the Adviser estimates 94%) of its holdings through a planned transition shortly prior to the Closing Date to prepare for the Reorganization. The proceeds of such sales are expected to be invested in securities that Voya IM wishes for Global Equity Portfolio to hold and in temporary investments, which will be delivered to Global Equity Portfolio at the Closing Date.
Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $135,000 and will be paid by Templeton Portfolio. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by Templeton Portfolio.

If shareholders approve the Reorganization, from the close of business on August 9, 2019 through the close of business on August 23, 2019, Templeton Portfolio is expected to be in a “transition period.” During the transition period, Templeton Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing, Voya IM, as the sub-adviser to Global Equity Portfolio, may also sell portfolio holdings that it acquired from Templeton Portfolio, and Global Equity Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolios during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.
Tax Considerations
The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Templeton Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor Global Equity Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.
Prior to the Closing Date, Templeton Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.
Future Allocation of Premiums
Shares of Templeton Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Templeton Portfolio will be allocated to Global Equity Portfolio.
What is the Board’s recommendation?
Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of Templeton Portfolio and its shareholders. In addition, the Board determined that the interests of the shareholders of Templeton Portfolio would not be diluted as a result of the Reorganization.
Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Templeton Portfolio’s shareholders vote “FOR” the Reorganization Agreement.
What factors did the Board consider?
The Independent Trustees met in person on November 16, 2018 to evaluate and consider the Reorganization. As part of their review process, the Independent Trustees were represented by independent legal counsel. In the course of their evaluation, the Trustees reviewed materials received from the Adviser, independent legal counsel, and other information made available to them about the Portfolios. The Trustees were provided information both in writing and during oral presentations made at the meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratio of Global Equity Portfolio following the Reorganization.
Based upon their review, the Trustees, including all of the Independent Trustees, unanimously concluded that it was in the best interest of both Portfolios that the Reorganization be approved and that the interests of both Portfolios’ shareholders would not be diluted as a result of the Reorganization. In reaching their decisions, to approve the Reorganization, no single factor was determinative in the Trustees’ analysis, but rather the Trustees considered a variety of factors. The Board, in approving the Reorganization, considered a number of factors, including without limitation the following:
•	The view of the Adviser that Templeton Portfolio has faced performance challenges and has limited prospects for future sales and long-term viability.
•	The Adviser’s recommendation that the Board select Global Equity Portfolio as the acquiring fund for Templeton Portfolio, based on its consideration of other possible merger candidates within the Voya fund family, the similarities and differences in the investment objectives, and differences in investment strategies of Global Equity Portfolio and Templeton Portfolio.
•	The Adviser’s representation that the Reorganization was intended to enhance the efficiency and reduce the complexity of the Voya family of funds.

•	Information regarding the performance of Global Equity Portfolio, as compared to the performance of Templeton Portfolio in the year-to-date, one-year, three-year and five-year periods, the performance of Templeton Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group, and the performance of Global Equity Portfolio as compared to its Morningstar peer group. The Adviser’s representations that, beginning May 1, 2018, Global Equity Portfolio has been managed under Voya’s Global High Dividend Low Volatility (“HDLV”) strategy and that since this strategy change Global Equity has outperformed Templeton Portfolio. The Adviser’s representation that performance returns for Global Equity for the period prior to May 1, 2018 are reflective of prior strategies of the Portfolio.
•	Information concerning the differences in fee structures of Global Equity Portfolio and Templeton Portfolio and the anticipated expenses of Global Equity Portfolio following the Reorganization, including the lower gross and net expense ratio that current shareholders of Templeton Portfolio are expected to experience as a result of the Reorganization, as shareholders of Global Equity Portfolio the benefits shareholders of Templeton Portfolio would receive due to the existing management fee breakpoints for Global Equity Portfolio, and the Adviser’s undertaking to lower the Templeton Portfolio’s expense limits, commencing with Voya IM’s appointment as sub-adviser to Templeton Portfolio, to align them with Global Equity Portfolio’s expense limits.
•	Representations from the Portfolios’ Chief Investment Risk Officer regarding the track record of Global Equity Portfolio’s current HDLV strategy.
•	The similarities and differences in the Portfolios’ investment strategies and investment objectives, including the similarities in the Portfolios’ large cap value orientation.
•	Information regarding the combined asset size of the two Portfolios, which would be likely to result in a reduction in expenses for the benefit of shareholders and provide greater scale and potential to maintain long-term scale benefits for shareholders, as well as the net revenue benefits for the Adviser and its affiliates that would result from the Reorganization.
•	The Adviser’s representations that direct or indirect transition costs relating to the Reorganization will be borne by Templeton Portfolio and/or its shareholders, the Adviser’s agreement to bear all the proxy costs relating to the Reorganization, and the fact that implicit transaction costs are uncertain and will be borne by Templeton Portfolio.
•	The Board’s determination that the Reorganization will not dilute the interests of the shareholders of Templeton Portfolio
•	The fact that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.
Different Trustees may have given different weight to different individual factors.
What is the required vote?
Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.
What happens if shareholders do not approve the Reorganization?
If shareholders of Templeton Portfolio do not approve the Reorganization, Templeton Portfolio will continue to be managed by the Adviser as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

General Information about the Proxy Statement/Prospectus
Who is asking for my vote?
The Board is soliciting your vote for a special meeting of Templeton Portfolio’s shareholders.
How is my proxy being solicited?
Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot or Voting Instruction Card on or about June 7, 2019. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.
What happens to my proxy once I submit it?
The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.
Can I revoke my proxy after I submit it?
A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Templeton Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.
How will my shares be voted?
If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.
Quorum and Tabulation
Each shareholder of Templeton Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The holders of 30% of the outstanding shares of the Portfolio present in person or by proxy shall constitute a quorum for the transaction of any business at the Special Meeting.
Adjournments
If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of VIT and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.
Broker Non-Votes and Abstentions
If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.
Additional Voting Information
The Separate Accounts and Qualified Plans are the record owners of the shares of Templeton Portfolio. The Qualified Plans and Separate Accounts will vote Templeton Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Templeton Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as the Templeton Portfolio’s shareholders in determining whether a quorum is present.
Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of Templeton Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

How many shares are outstanding?
As of the Record Date, the following shares of beneficial interest of Templeton Portfolio were outstanding and entitled to vote:
Class	Shares Outstanding
ADV	763.517
I	61,604.942
S	14,185,134.393
S2	252,864.165
Total	14,500,367.017
Shares have no preemptive or subscription rights. To the knowledge of the Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of any class of Templeton Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of any class of the Templeton Portfolio.
Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Templeton Portfolio or Global Equity Portfolio.
Can shareholders submit proposals for a future shareholder meeting?
Templeton Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.
Why did my household only receive one copy of this Proxy Statement/Prospectus?
Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless Templeton Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at 1-800-366-0066. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform Templeton Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-366-0066.
In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.
Secretary
June 7, 2019
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 16th day of November, 2018, by and between Voya Variable Portfolios, Inx. (“VVPI”), a Maryland Corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Company”), on behalf of its series, Voya Global Equity Portfolio (the “Surviving Portfolio”), and Voya Investors Trust (“VIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”), on behalf of its series, VY® Templeton Global Growth Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Class ADV, Class I, Class S and Class S2 voting shares of beneficial interest of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
WHEREAS, the Board of Directors of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
WHEREAS, the Board of Trustees of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to the requisite approval of the Disappearing Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year through the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be so credited to shareholders of Class ADV, Class I, Class S, and Class S2 shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the shares of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, Class S, and Class S2 Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV, Class I, Class S, and Class S2 shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares in connection with such exchange.
1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s investment manager on behalf of the Disappearing Portfolio.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.2. The net asset value of Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.3. The number of the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I, Class S and Class S2 shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be August 23, 2019 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, Class S, and Class S2 shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Disappearing Portfolio or the Board of Directors of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Disappearing Portfolio, represents and warrants to VVPI as follows:
(a) The Disappearing Portfolio is duly organized as a series of VIT, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VVPI, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2017 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(j) Since December 31, 2017, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Disappearing Portfolio, and, subject to the approval of the shareholders of the Disappearing Portfolio, this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VIT, on behalf of the Disappearing Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;
(p) The proxy statement of the Disappearing Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VVPI, VVPI, on behalf of the Surviving Portfolio, represents and warrants to VIT as follows:
(a) The Surviving Portfolio is duly organized as a series of VVPI, which is a corporation trust duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VVPI’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VVPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VVPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VVPI, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VVPI, on behalf of the Surviving Portfolio, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VVPI, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VVPI, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2017 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since December 31, 2017, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);
(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VVPI, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by VVPI, on behalf of the Surviving Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the proxy materials with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5. COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio will call a meeting of the shareholders of the Disappearing Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3. The Disappearing Portfolio covenants that the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.5. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Portfolio to consider approval of this Agreement and the transactions contemplated herein.
5.7. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.
5.8. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares received at the Closing.
5.9. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.10. VIT, on behalf of the Disappearing Portfolio, covenants that VIT will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VVPI, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VIT’s, on behalf of the Disappearing Portfolio’s, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VVPI’s, on behalf of the Surviving Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.11. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VIT, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VIT’s election, to the performance by VVPI, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of VVPI, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VVPI, on behalf of the Surviving Portfolio shall have delivered to VIT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VVPI, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VIT shall reasonably request; and
6.3. VVPI, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VVPI, on behalf of the Surviving Portfolio, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO
The obligations of VVPI, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VVPI’s election, to the performance by VIT, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VIT, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VIT, on behalf of the Disappearing Portfolio shall have delivered to VVPI, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VIT, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to Surviving Portfolio, and (iii) copies of all relevant tax books and records;
7.3. VIT, on behalf of the Disappearing Portfolio shall have delivered to VVPI, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VVPI and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VVPI shall reasonably request;
7.4. VIT, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VIT, on behalf of the Disappearing Portfolio, or VVPI, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Portfolio in accordance with the provisions of VIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VVPI. Notwithstanding anything herein to the contrary, neither VVPI, on behalf of the Surviving Portfolio, nor VIT, on behalf of the Disappearing Portfolio, may waive the conditions set forth in this paragraph 8.1;
8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VVPI, on behalf of the Surviving Portfolio, or VIT, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VVPI and VIT substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement shall constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VVPI and VIT. Notwithstanding anything herein to the contrary, VVPI and VIT may not waive the condition set forth in this paragraph 8.5.
9. BROKERAGE FEES AND EXPENSES
9.1. VIT, on behalf of the Disappearing Portfolio, and VVPI, on behalf of the Surviving Portfolio, each represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. The expenses relating to the proposed Reorganization will be borne by the investment manager to both the Surviving and the Disappearing Portfolio (or an affiliate of the investment manager). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Portfolio’s prospectus and the Disappearing Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before November 30, 2019, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VIT and VVPI; provided, however, that following the meeting of the shareholders of the Disappearing Portfolio called by VVPI pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I, Class S, and Class S2 Surviving Portfolio Shares to be issued to the Disappearing Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
Voya Investors Trust
7337 East Doubletree Ranch Road
Suite 100
Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
Voya Variable Portfolios, Inc.
7337 East Doubletree Ranch Road
Suite 100
Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.
With a copy to:

Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Declaration of Trust of VIT or the Articles of Incorporation of VVPI, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

Appendix B: Additional Information Regarding Voya Global Equity Portfolio
Portfolio Holdings Information
A description of Global Portfolio's policies and procedures regarding the release of portfolio holdings information is available in the Portfolio's SAI. Portfolio holdings information can be reviewed online at www.voyainvestments.com.
How Shares Are Priced
Global Equity Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of Global Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of Global Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when Global Equity Portfolio is closed for business, Portfolio shares will not be priced and Global Equity Portfolio does not transact purchase and redemption orders. To the extent Global Equity Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, Global Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board. Such procedures provide, for example, that:
•	Exchange-traded securities are valued at the mean of the closing bid and ask.
•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and Global Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which Global Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine Global Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in Global Portfolio.
When your Variable Contract or Qualified Plan is buying shares of Global Equity Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by Global Equity Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.
How to Buy and Sell Shares
Global Equity Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of Global Equity Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations.
Global Equity Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to Global Equity Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on Global Portfolio's behalf.
Global Equity Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which Global Equity Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in Global Equity Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. Global Equity Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.
Global Equity Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Global Equity Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
Frequent Trading – Market Timing
Global Equity Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of Global Equity Portfolio. Shares of Global Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of Global Equity Portfolio.
The Board has made a determination not to adopt a separate policy for Global Portfolio with respect to frequent purchases and redemptions of shares by Global Equity Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within Global Equity Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, Global Equity Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in Global Equity Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Global Equity Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Global Equity Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
Global Equity Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of Global Equity Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Global Equity Portfolio's performance.
Because some Underlying Funds invest in foreign securities, they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds' shares which negatively affects long-term shareholders.
The following transactions are excluded when determining whether trading activity is excessive:
•	Rebalancing to facilitate fund-of-fund arrangements or Global Equity Portfolio’s systematic exchange privileges; and
•	Purchases or sales initiated by certain other funds in the Voya family of funds.
Although the policies and procedures known to Global Equity Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in Global Equity Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of Global Equity Portfolio's shareholders.
Payments to Financial Intermediaries
Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from Global Equity Portfolio's Distribution and Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. Fees derived from Global Equity Portfolio’s Service Plans may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use Global Equity Portfolio as an investment option. In addition, the Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to Global Equity Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, or affiliated entities of Global Equity Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.
For non-affiliated insurance companies and Qualified Plans, payments from Global Equity Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in Global Equity Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by Global Equity Portfolio may provide an incentive for insurance companies or Qualified Plans to make Global Equity Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.
As of the date of this Proxy Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, Lexington Life Insurance Company, Lincoln Financial Group, Massachusetts Mutual Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Symetra Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Union Securities. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.50%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.
The insurance companies issuing Variable Contracts or Qualified Plans that use Global Equity Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants.

Neither Global Equity Portfolio, the Adviser, nor the Distributor are parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.
Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.
Distribution Plan and Shareholder Service Plan
Global Equity Portfolio has a distribution plan and shareholder service plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV and Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class ADV and Class S2 shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV and Class S2 shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan for Class ADV shares may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees), and the annual distribution and shareholder service fees under the 12b-1 Plan for Class S2 shares may equal up to 0.40% (0.15% for distribution fees and 0.25% for shareholder service fees) of the Portfolio’s average daily net assets attributable to each of its Class ADV and Class S2 shares.
Global Equity Portfolio has a distribution/shareholder service plan (“Distribution/Shareholder Service Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class S shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Distribution/Shareholder Service Plan the Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets.
Tax Matters
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
Global Equity Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, Global Equity Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.
Global Equity Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.
Since the sole shareholders of Global Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for the contract.
See the SAI for further information about tax matters.
The tax status of your investment in Global Equity Portfolio depends upon the features of your Variable Contract. For further information, please refer to the prospectus for the Variable Contract.
Financial Highlights
The financial highlights table is intended to help you understand Global Equity Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in Global Equity Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by KPMG LLP, whose report, along with Global Equity Portfolio’s financial statements, is included in Global Equity Portfolio’s Annual Report, which is available upon request.
Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses, net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Equity Portfolio
Class ADV
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(b)	1.11	1.11	1.11	2.26	23,880	83
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
Class I
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(b)	0.61	0.61	0.61	2.78	165,749	83
Class S
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(b)	0.86	0.86	0.86	2.38	558,519	83
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
Class S2
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.11	1.01	1.01	1.86	288	83
(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)	Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, the Portfolio’s total return would have been (9.37)%, (8.96)%, (9.22)%, and (9.38)% for Classes ADV, I, S, and S2, respectively.
(b)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, the Portfolio’s total return would have been (2.96)%, (6.85)%, (2.69)%, and (7.14)% for Class ADV, Class I, Class S, and Class S2, respectively.

•	Calculated using average number of shares outstanding throughout the year or period.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS
The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 3, 2019:
Templeton Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	100% Class I; Beneficial	0.4%	17.4%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	100% Class ADV; Beneficial	0.0%	0.0%
Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	100% Class S2; 95.1% Class S; Beneficial	94.8%	72.0%
Global Equity Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Institutional Trust Co. One Orange Way Windsor, CT 06095	99.8% Class ADV; 100% Class S2; 8.9% Class T; Beneficial	3.3%	2.6%
Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	73.3% Class I; 6.2% Class S; Beneficial	21.9%	17.4%
Reliastar Life Insurance Co. FBO Select Life 1 RTE 5106 P.O. Box 20 Minneapolis, MN 55440-0020	16.8% Class I; Beneficial	4.1%	3.2%
Security Life Insurance of Denver A VUL RTE 5106 P.O. Box 20 Minneapolis, MN 55440-0020	9.5% Class I; Beneficial	2.3%	1.8%
Voya Insurance and Annuity Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	90.4% Class S; 90.2% Class T; Beneficial	61.3%	72.0%
*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 3, 2019.
Voya Insurance and Annuity Company, an Iowa company, may be deemed a control person of both Portfolios. Voya Insurance and Annuity Company is an indirect, wholly-owned subsidiary of VA Capital Company LLC.

VOYA-TGG-PXY-0607

PART B

Voya Variable Portfolios, Inc.

Statement of Additional Information

June 7, 2019

Acquisition of the Assets and Liabilities of: VY® Templeton Global Growth Portfolio (A Series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: Voya Global Equity Portfolio (A Series of Voya Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Global Equity Portfolio (“SAI”) is available to the shareholders of VY® Templeton Global Growth Portfolio (“Templeton Portfolio”), a series of Voya Variable Portfolios, Inc., in connection with a proposed transaction whereby all of the assets and liabilities of Templeton Portfolio will be transferred to Voya Global Equity Portfolio (“Global Equity Portfolio,” together with Templeton Portfolio, the “Portfolios”, and each a “Portfolio”), a series of Voya Variable Portfolios, Inc., in exchange for shares of Templeton Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Voya Global Equity Portfolio; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for Templeton Portfolio, dated May 1, 2019, as filed on April 25, 2019 (File No: 811-05629) and the SAI for Global Equity Portfolio dated May 1, 2019, as filed on April 25, 2019 (File No: 811-07651).

2.	The Financial Statements of Templeton Portfolio included in the Annual Report dated December 31, 2018, as filed on March 11, 2019, and the Financial Statements of Global Equity Portfolio included in the Annual Report dated December 31, 2018, as filed on March 11, 2019.

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated June 7, 2019, relating to the Reorganization of Templeton Portfolio may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

1

Voya Global Equity Portfolio

Set forth below is an excerpt from Global Equity Portfolio’s annual report dated December 31, 2018.

Market Perspective: Year Ended December 31, 2018

In our semi-annual report we described the market turmoil in early 2018. Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, suffered its first monthly loss in February after 15 consecutive monthly gains. Another loss followed in March and by the end of June the Index was up a slim 1.29% in 2018. The next four months saw the Index gain 5.6%, led by the U.S., with sentiment resilient in the face of the worries that had set them back. However, in October the clouds gathered again, markets retreated, and after a small reprieve in November, losses accelerated to leave the Index down 7.38% for the fiscal year. (The Index returned -8.71% for the year ended December 31, 2018, measured in U.S. dollars.)

It had been the prospect of an imminent rise in U.S. interest rates that had roiled markets in February. Then, in March, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which would take effect at the beginning of June.

Concerns about a trade war and rising U.S. interest rates continued throughout the period. After months of threats, the trade war risk was ratcheted up on September 17th when the President announced tariffs of 10% on Chinese imports, including day-to-day consumer goods, valued at some $200 billion. The rate would increase to 25% at the beginning of 2019. The next day, China replied with 5% to 10% tariffs of its own on $60 billion of U.S. exports. In early December, after a face-to-face meeting between President Trump and his Chinese counterpart Xi Jinping, new tariffs were postponed for 90 days while the sides, evidently far apart, held negotiations.

Interest rate concerns were rooted in the ever-strengthening labor market. The Federal Open Market Committee (“FOMC”) was already committed to policy “normalization”, i.e. a retreat from historically low short-term rates. There was nothing in successive employment reports likely to divert them. The December report announced an unemployment rate of 3.67%, the lowest since 1969.

The latest wage growth figure of 3.1% year-over-year was the highest since 2009, but it did not seem like an inflationary threat. The measure preferred by the U.S. Federal Reserve Board (“Fed”): core Personal Consumption Expenditures inflation, hovered around the target level of 2.0% without breaking through. But as September ended, the 10-year Treasury yield, unable earlier in 2018 to hold a level above 3%, had done so for nine straight days.

Perhaps it was the speed of rising Treasury yields: 2.88% to 3.23% in 22 days to October 5, which shook investors’ confidence, and Fed Chairman Powell’s remark on October 4 that the federal funds rate was “a long way from neutral”. In December, the FOMC raised rates for the fourth time this year, from 2.25% to 2.50%. Markets had hoped that Powell might then signal a pause, to evaluate further data. Instead, he signaled two more increases in 2019.

As 2018 ended, the 10-year Treasury yield was back down to 2.69%. But it provided little comfort. Commentators increasingly fretted that the best days of global growth and corporate profits were over, and a full-blown trade war would only weaken both. Growth in Europe and China was declining. The price of oil was down about 40% since early October. In the U.S., the boost from tax cuts and increased government spending that had helped propel annualized GDP growth to 4.2% in the second quarter and 3.4% in the third, would fade. The housing market had been weakening for months. For corporations, costs were rising and the strong dollar was depressing overseas earnings. With part of the government shut down through Congressional gridlock, the White House, within a final barrage of tweets, declared, “The only problem our economy has is the Fed.” Happy New Year.

In U.S. fixed income markets, the Treasury yield curve rose and flattened over the fiscal year. The Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) gained just 0.01%; the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index lost 2.51%, amid heavy issuance of BBB paper, while the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) fell 2.08%. The Bloomberg Barclays Short Treasury Index was among the best performers, gaining 1.88%.

U.S. equities, represented by the S&P 500® Index including dividends, fell 4.38% after the worst December since 1931. The earnings per share of constituent companies grew by about 25% year-over-year in the first three quarters of 2018, the most since 2010, but estimates for 2019 were sharply lower. Health care was the top performer, up 6.47%. Energy was the weakest sector, down 18.10%, as oil prices tumbled.

In currencies, the dollar rose 5.47% against the euro and 5.52% against the pound but lost 2.67% against the yen. From mid-April, after sustained weakness, the dollar powered ahead, as strong U.S. economic data increasingly left the rest of the world behind, only to drift lower in the fraught final days.

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International markets were also shaken by the concerns described above. MSCI Japan® Index slumped 15.15% for the year. This market is sensitive to slowing global growth, particularly in China and its own vulnerability to a trade war. MSCI Europe ex UK® Index dropped 11.31%. To add to the dampening effects of faltering economic indicators and threats to global trade, the election of a high-spending populist government in Italy posed a new challenge to the euro itself. MSCI UK® Index fell 8.82%. Pessimism about an increasingly likely no-deal Brexit and global growth hit financials, while weakness in one heavily-weighted consumer staples constituent contributed about 30% of the over- all loss.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays Short Treasury Index	The index measures the performance of U.S. Treasury securities that have a remaining maturity between one and twelve months.
iMoneyNet Government Institutional Index	The average return for a category of money market funds that includes all government institutional funds: Treasury Institutional, Treasury and Repo Institutional and Government and Agencies Institutional.
MSCI All Country World IndexSM	A free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets.
MSCI Europe, Australasia and Far East® (“MSCI EAFE”) Index	An index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 2000® Index	An index that measures the performance of securities of small U.S. companies.
Russell 3000® Index	An index that measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Risk® Growth Index	Seeks to measure the performance of an asset allocation strategy targeted to a growth focused risk profile.

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*	The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Voya Financial. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Voya Financial Product(s) is/are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

Portfolio Manager’s Report

Voya Global Equity Portfolio* (the “Portfolio”) seeks long-term capital growth and current income. The Portfolio is managed by Steve Wetter, Kai Yee Wong, and Vincent Costa, CFA, Portfolio Managers** of Voya Investment Management Co. LLC — the Sub-Adviser.

Performance: For the year ended December 31, 2018, the Portfolio’s Class S shares provided a total return of -9.11% compared to the MSCI World IndexSM (“MSCI World”) and the MSCI All Country World IndexSM***, which returned -8.71% and -9.42% respectively, for the same period.

Portfolio Specifics****: For year ended December 31, 2018, the Portfolio outperformed its benchmark, the MSCI World IndexSM, before deducting fees and operating expenses, but lagged net of those costs.

December 31, 2017 – April 30, 2018: Prior to the investment strategy change, the Portfolio underperformed the MSCI World IndexSM. The Portfolio underperformed due to unfavorable stock selection and sector allocation. Stock selection in information technology, industrials and consumer staples detracted. By contrast, consumer discretionary had the largest positive impact on performance.

May 1, 2018 – December 31, 2018: In terms of the Portfolio’s outperformance since the change of its principal investment strategy on May 1, 2018, low beta was a significant tailwind, dividend yield outperformed and the stock ranking model underperformed. Additionally, the Portfolio’s exposures to stock-specific risk negatively affected relative performance. On the regional level, stock selection was strongest within North America and weakest within Europe. On the sector level, portfolio holdings within the utilities and financials sectors had the largest positive impact on performance. At the individual stock level, overweight positions in Eli Lilly and Company, AES Corporation and Pfizer Inc. were among the key contributors for the period. By contrast, stock selection within the consumer staples and information technology sectors had the largest negative impact on returns. Key detractors for the period include overweight positions in Royal Mail plc and Convestro AG, and an underweight position in Microsoft Corporation.

Current Strategy and Outlook: This is an actively managed, quantitative global equity strategy designed to generate higher dividend income and total returns, with lower volatility and better downside capture, than the MSCI World. The investment process first seeks to create a universe of sustainable dividend-paying stocks and utilizes fundamentally driven sector-specific alpha models to identify the most attractive stocks within each region-sector. The managers then seek to optimize the Portfolio’s potential to achieve its dividend, alpha and volatility objectives.

* On March 15, 2018, the Portfolio’s Board of Directors approved changes with respect to the Portfolio’s principal investment strategies, primary benchmark and portfolio managers.

** Effective May 1, 2018, Martin Jansen, Christopher F. Corapi, and Maya Venkatraman were removed as portfolio managers of the Portfolio and Steve Wetter and Kai Yee Wong were added as portfolio managers of the Portfolio. Effective June 30, 2018, James Ying was removed as a portfolio manager of the Portfolio.

*** Effective May 1, 2018, the Fund changed its primary benchmark from the MSCI All Country World IndexSM to the MSCI World IndexSM because the MSCI World IndexSM is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the types of securities in which the Portfolio now invests.

**** Beginning April 16, 2018 through the close of business on April 27, 2018, the Portfolio was in a transition period and may have held a large portion of the Portfolio’s assets in temporary investments.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Portfolio holdings are subject to change daily. The outlook for this Portfolio may differ from that presented for other Voya mutual funds. The Portfolio’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees with each class.

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Geographic Diversification as of December 31, 2018
(as a percentage of net assets)

United States	58.5%
Japan	9.4%
United Kingdom	5.5%
Canada	3.7%
Netherlands	3.5%
France	3.4%
Switzerland	2.6%
Germany	2.0%
Australia	1.7%
Hong Kong	1.5%
Countries between 0.2%-1.1%^	6.3%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%

* Includes short-term investments.
^ Includes 11 countries, which each represents 0.2%-1.1% of net assets.

Portfolio holdings are subject to change daily.

Top Ten Holdings as of December 31, 2018
(as a percentage of net assets)

Apple, Inc.	1.7%
Johnson & Johnson	1.5%
Pfizer, Inc.	1.3%
Royal Dutch Shell PLC - Class A	1.2%
Intel Corp.	1.1%
Bank of America Corp.	1.1%
Cisco Systems, Inc.	1.1%
Roche Holding AG	1.1%
Chevron Corp.	1.0%
AbbVie, Inc.	1.0%

Portfolio holdings are subject to change daily.

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PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of Templeton Portfolio will be transferred to Global Equity Portfolio, in exchange for shares of Global Equity Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2018. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by the Notes to the Pro Forma Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2018 (unaudited)

	VY® Templeton Global Growth Portfolio	Voya Global Equity Portfolio	Pro Forma Adjustments		Voya Global Equity Portfolio Pro Forma Combined
ASSETS:
Investments in securities at value +*	$130,286,875	$549,612,967			$679,899,842
Short-term investments at value**	2,838,740	10,232,651			13,071,391
Foreign currencies at value***	25	2,250			2,275
Cash	–	273,096			273,096
Receivables:
Investment securities sold	61,132	82,397			143,529
Fund shares sold	1,301,768	2,103,727			3,405,495
Dividends	245,954	1,534,539			1,780,493
Interest	238,534	–			238,534
Foreign tax reclaims	–	1,358,413			1,358,413
Prepaid expenses	–	3,271			3,271
Reimbursement due from manager	12,628	6,615	115,500	(B)	134,743
Other assets	15,122	48,077			63,199
Total assets	135,000,778	565,258,003	115,500		700,374,281

LIABILITIES:
Payable for investment securities purchased	34,486	82,496			116,982
Payable for fund shares redeemed	–	33,815			33,815
Payable upon receipt of securities loaned	2,248,904	9,339,651			11,588,555
Payable for unified fees	112,100	–	(112,100	)(A)	-
Payable for investment management fees	-	268,231	112,100	(A)	380,331
Payable for distribution and shareholder service fees	29,207	104,863			134,070
Payable to directors/trustees under the deferred compensation plan	15,122	48,077			63,199
Payable for directors fees	–	3,256			3,256
Other accrued expenses and liabilities	–	207,473	251,000	(B)	458,473
Total liabilities	2,439,819	10,087,862	251,000		12,778,681
NET ASSETS	$132,560,959	$555,170,141	$(135,500)		$687,595,600

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$130,624,735	$578,092,980			$708,717,715
Total distributable earnings (loss)	1,936,224	(22,922,839)	(135,500	)(B)	(21,122,115)
Net unrealized appreciation					-
NET ASSETS	$132,560,959	$555,170,141	$(135,500)		$687,595,600

+ Including securities loaned at value	$2,146,920	$8,876,184			$11,023,104
* Cost of investments in securities	$147,191,178	$600,932,815			$748,123,993
** Cost of short-term investments	$2,838,716	$10,232,651			$13,071,367
*** Cost of foreign currencies	$25	$2,285			$2,310

Class ADV:
Net Assets	$6,309	$15,225,167	$(6	)(B)	$15,231,470
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001			$0.001
Shares outstanding	764	1,580,986	(109	)(C)	1,581,641
Net asset value and redemption price per share	$8.26	$9.63			$9.63

Class I:
Net Assets	$519,900	$132,479,869	$(531	)(B)	$132,999,238
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001			$0.001
Shares outstanding	60,493	13,768,494	(6,505	)(C)	13,822,482
Net asset value and redemption price per share	$8.59	$9.62			$9.62

Class S:
Net Assets	$129,827,833	$375,359,003	$(132,706	)(B)	$505,054,130
Shares authorized	unlimited	100,000,000			unlimited
Par value	$0.001	$0.001			$0.001
Shares outstanding	14,956,087	38,848,979	(1,530,090	)(C)	52,274,976
Net asset value and redemption price per share	$8.68	$9.66			$9.66

Class S2:
Net assets	$2,206,917	$272,728	$(2,256.00	)(B)	$2,477,389
Shares authorized	unlimited	100,000,000			unlimited
Par value	$0.001	$0.001			$0.001
Shares outstanding	257,069	28,574	(25,972	)(C)	259,671
Net asset value and redemption price per share	$8.58	$9.54			$9.54

Class T:
Net assets	n/a	$31,833,374			$31,833,374
Shares authorized	n/a	100,000,000			unlimited
Par value	n/a	$0.001			$0.001
Shares outstanding	n/a	3,318,015			3,318,015
Net asset value and redemption price per share	n/a	$9.59			$9.59

(A)	Reflects adjustments related to portfolio transitioning
(B)	Reflects adjustment for estimated one time merger expenses and transition costs (See Note 4 in Notes to Unaudited Pro Forma Financial Statements).
(C)	Reflects new shares issued, net of retired shares of Voya Global Equity Portfolio. (Calculation: Net Assets ÷ NAV per share)

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

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STATEMENTS OF OPERATIONS for the year ended December 31, 2018 (Unaudited)

	VY® Templeton Global Growth Portfolio	Voya Global Equity Portfolio	Pro Forma Adjustments		Voya Global Equity Portfolio Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,274,378	$20,897,253	$-		$25,171,631
Interest, net of foreign taxes withheld*	121,516	5,649	-		127,165
Securities lending income, net	61,380	120,718	-		182,098
Other	1,158	37,381	-		38,539
Total investment income	4,458,432	21,061,001	-		25,519,433

EXPENSES:
Investment management fees	–	3,601,340	711,275	(A)	4,312,615
Unified fees	1,590,773	–	(1,590,773	)(A)	-
Distribution and shareholder service fees:
Class ADV	43	90,890	-		90,933
Class S	402,253	1,106,699	(1,463,489	)(A)	45,463
Class S2	10,739	1,361	0	(A)	12,100
Transfer agent fees	–	1,400	277	(A)	1,677
Shareholder reporting expense	–	59,904	11,831	(A)	71,735
Professional fees	–	55,240	10,910	(A)	66,150
Custody and accounting expense	–	183,424	36,227	(A)	219,651
Directors/Trustee fees and expenses	9,718	26,048	42,215	(A)	77,981
Miscellaneous expense	–	37,138	7,335	(A)	44,473
Interest expense	–	2,997	592	(A)	3,589
Merger and transition expenses	–	62,000	251,000	(B)	313,000
Total expenses	2,013,526	5,506,633	(2,233,601)		5,224,558
Net waived and reimbursed fees	(221,468)	(139,305)	271,936	(A)	(88,837)
Brokerage commission recapture	(747)	–	747	(B)	-
Net expenses	1,791,311	5,367,328	(1,960,918)		5,135,721
Net investment income	2,667,121	15,693,673	1,960,918		20,383,712

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,266,496	97,493,352	-		114,759,848
Forward foreign currency transactions	34,087	–	-		34,087
Foreign currency related transactions	(61,980)	(61,052)	-		(123,032)
Futures	–	1,119,873	-		1,119,873
Net realized gain	17,238,603	98,552,173	-		115,790,776
Net change in unrealized appreciation or depreciation on:
Investments	(42,562,880)	(168,199,118)	-		(210,761,998)
Foreign currency related transactions	5,916	(54,155)			(48,239)
Futures	–	(1,063,402)	-		(1,063,402)
Net change in unrealized appreciation or depreciation	(42,556,964)	(169,316,675)	-		(211,873,639)
Net realized and unrealized gain	(25,318,361)	(70,764,502)	-		(96,082,863)
Decrease in net assets resulting from operations	$(22,651,240)	$(55,070,829)	$1,960,918		$(75,699,151)

* Foreign taxes withheld	$436,922	$1,209,677	$-		$1,646,599

(A)	Reflects adjustment in expenses due to effects of new contractual rates.
(B)	Reflects adjustments related to portfolio transitioning

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

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PORTFOLIO OF INVESTMENTS

as of December 31, 2018 (Unaudited)

VY® Templeton Global Growth Portfolio	Voya Global Equity Portfolio	Pro Forma adjustments		Pro-forma				VY® Templeton Global Growth Portfolio	Voya Global Equity Portfolio	Pro-forma adjustments		Pro-forma
Shares/ Principal amount†	Shares/ Principal amount†			Shares/ Principal amount†				Value	Value	Value		Value

				COMMON STOCK: 98.0%
						Australia:	1.7%
-	237,870	56,388	(A)	294,258		AGL Energy Ltd.		$-	$3,454,398	$818,873	(A)	$4,273,271
-	699,105	165,724	(A)	864,829		Aurizon Holdings Ltd.		-	2,109,199	499,990	(A)	2,609,189
-	94,917	22,500	(A)	117,417		Computershare Ltd.		-	1,150,324	272,687	(A)	1,423,011
-	101,668	24,101	(A)	125,769		Newcrest Mining Ltd.		-	1,562,542	370,404	(A)	1,932,946
-	83,607	19,819	(A)	103,426		Sonic Healthcare Ltd.		-	1,304,278	309,182	(A)	1,613,460
								-	9,580,741	2,271,136		11,851,877

						Belgium:	0.6%
-	44,075	10,448	(A)	54,523		UCB S.A.		-	3,599,900	853,364	(A)	4,453,264
								-	3,599,900	853,364		4,453,264

						Canada:	3.7%
-	46,170	10,945	(A)	57,115		Bank of Montreal		-	3,016,336	715,029	(A)	3,731,365
-	56,076	13,293	(A)	69,369		Bank of Nova Scotia		-	2,795,174	662,602	(A)	3,457,776
-	62,096	14,720	(A)	76,816		BCE, Inc.		-	2,453,001	581,489	(A)	3,034,490
50,350	-	(50,350	)(A)	-	(1)	Barrick Gold Corp.		681,739	-	(681,739	)(A)	-
-	45,516	10,790	(A)	56,306	(1)	Canadian Imperial Bank of Commerce - XTSE		-	3,390,028	803,613	(A)	4,193,641
-	98,321	23,307	(A)	121,628		CI Financial Corp.		-	1,244,497	295,011	(A)	1,539,508
-	94,322	22,359	(A)	116,681		Empire Co. Ltd.		-	1,991,872	472,177	(A)	2,464,049
-	66,825	15,841	(A)	82,666		Great-West Lifeco, Inc.		-	1,379,379	326,985	(A)	1,706,364
99,100	-	(99,100	)(A)	-		Husky Energy, Inc.		1,024,246	-	(1,024,246	)(A)	-
-	26,284	6,231	(A)	32,515		Industrial Alliance Insurance & Financial Services, Inc.		-	838,847	198,850	(A)	1,037,697
-	68,786	16,306	(A)	85,092	(1), #	National Bank Of Canada		-	2,824,097	669,458	(A)	3,493,555
-	20,467	4,852	(A)	25,319		TELUS Corp.		-	678,385	160,813	(A)	839,198
95,893	-	(95,893	)(A)	-		Wheaton Precious Metals Corp.		1,871,923	-	(1,871,923	)(A)	-
								3,577,908	20,611,616	1,308,119		25,497,643

						China:	0.5%
10,340	-	(10,340	)(A)	-	(2)	Baidu, Inc.		1,639,924	-	(1,639,924	)(A)	-
-	703,500	166,766	(A)	870,266		BOC Hong Kong Holdings Ltd.		-	2,611,200	618,990	(A)	3,230,190
973,000	-	(973,000	)(A)	-		China Life Insurance Co., Ltd. - H Shares		2,057,647	-	(2,057,647	)(A)	-
184,000	-	(184,000	)(A)	-		China Mobile Ltd.		1,780,494	-	(1,780,494	)(A)	-
11,144	-	(11,144	)(A)	-		China Telecom Corp., Ltd.		565,335	-	(565,335	)(A)	-
2,726,000	-	(2,726,000	)(A)	-		China Telecom Corp., Ltd. - H Shares		1,396,712	-	(1,396,712	)(A)	-
1,368,100	-	(1,368,100	)(A)	-		Kunlun Energy Co. Ltd.		1,453,586	-	(1,453,586	)(A)	-
								8,893,698	2,611,200	(8,274,708)		3,230,190

						Denmark:	0.7%
1,123	-	(1,123	)(A)	-		AP Moller - Maersk A/S - Class B		1,412,658	-	(1,412,658	)(A)	-
-	86,068	20,403	(A)	106,471		Novo Nordisk A/S		-	3,952,852	937,032	(A)	4,889,884
25,642	-	(25,642	)(A)	-		Vestas Wind Systems A/S		1,941,065	-	(1,941,065	)(A)	-
								3,353,723	3,952,852	(2,416,691)		4,889,884

						Finland:	1.1%
-	33,378	7,912	(A)	41,290		Nokian Renkaat OYJ		-	1,025,163	243,017	(A)	1,268,180
-	43,256	10,254	(A)	53,510		Orion Oyj		-	1,504,832	356,723	(A)	1,861,555
-	77,437	18,357	(A)	95,794		Sampo OYJ		-	3,431,985	813,559	(A)	4,245,544
								-	5,961,980	1,413,299		7,375,279

						France:	3.4%
-	10,584	2,509	(A)	13,093		Arkema SA		-	908,618	215,390	(A)	1,124,008
63,537	171,656	(22,846	)(A)	212,347		AXA S.A.		1,371,251	3,704,668	(493,052	)(A)	4,582,867
41,078	-	(41,078	)(A)	-		BNP Paribas		1,855,115	-	(1,855,115	)(A)	-
-	74,787	17,728	(A)	92,515		Bouygues SA		-	2,685,516	636,607	(A)	3,322,123
-	20,500	4,860	(A)	25,360		Cie Generale des Etablissements Michelin SCA		-	2,017,755	478,313	(A)	2,496,068
24,898	-	(24,898	)(A)	-		Cie de Saint-Gobain		826,527	-	(826,527	)(A)	-
124,193	143,096	(90,272	)(A)	177,017		Credit Agricole SA		1,336,620	1,540,062	(971,545	)(A)	1,905,137
-	79,234	18,783	(A)	98,017		Edenred		-	2,918,108	691,743	(A)	3,609,851
-	204,340	48,439	(A)	252,779		Orange SA		-	3,311,492	784,996	(A)	4,096,488
29,360	-	(29,360	)(A)	-		Sanofi		2,546,980	-	(2,546,980	)(A)	-
-	63,570	15,069	(A)	78,639		Societe Generale		-	2,015,460	477,769	(A)	2,493,229
110,391	-	(110,391	)(A)	-		Veolia Environnement		2,260,723	-	(2,260,723	)(A)	-
								10,197,216	19,101,679	(5,669,124)		23,629,771

						Germany:	2.0%
-	5,750	1,363	(A)	7,113		Allianz SE		-	1,155,494	273,912	(A)	1,429,406
30,327	-	(30,327	)(A)	-		Bayer AG		2,109,208	-	(2,109,208	)(A)	-
-	40,184	9,526	(A)	49,710	(5)	Covestro AG		-	1,990,094	471,756	(A)	2,461,850
-	51,093	12,112	(A)	63,205		Deutsche Lufthansa AG		-	1,153,863	273,526	(A)	1,427,389
-	93,651	22,200	(A)	115,851		Deutsche Post AG		-	2,557,537	606,269	(A)	3,163,806
154,231	-	(154,231	)(A)	-		E.ON AG		1,522,466	-	(1,522,466	)(A)	-
-	89,894	21,310	(A)	111,204		Evonik Industries AG		-	2,243,862	531,912	(A)	2,775,774

9

21,590	-	(21,590	)(A)	-		Merck KGaA		2,222,317	-	(2,222,317	)(A)	-
19,972	-	(19,972	)(A)	-		Siemens AG		2,228,909	-	(2,228,909	)(A)	-
-	155,754	36,922	(A)	192,676		TUI AG		-	2,238,611	530,667	(A)	2,769,278
								8,082,900	11,339,461	(5,394,858)		14,027,503

						Hong Kong:	1.5%
186,000	145,500	(151,509	)(A)	179,991		CK Hutchison Holdings Ltd.		1,785,268	1,396,540	(1,454,215	)(A)	1,727,593
-	253,000	59,974	(A)	312,974		CLP Holdings Ltd.		-	2,859,127	677,762	(A)	3,536,889
-	1,429,000	338,747	(A)	1,767,747		HKT Trust / HKT Ltd.		-	2,058,518	487,976	(A)	2,546,494
-	655,000	155,269	(A)	810,269		NWS Holdings Ltd.		-	1,344,958	318,825	(A)	1,663,783
-	1,369,000	324,524	(A)	1,693,524		PCCW Ltd.		-	788,299	186,868	(A)	975,167
290,200	-	(290,200	)(A)	-		Value Partners Group Ltd.		201,501	-	(201,501	)(A)	-
								1,986,769	8,447,442	15,715		10,449,926

						Indonesia:	0.0%
1,312,500	-	(1,312,500	)(A)	-		Matahari Department Store Tbk PT		510,842	-	(510,842	)(A)	-
								510,842	-	(510,842)		-

						Ireland:	0.0%
104,786	-	(104,786	)(A)	-		Bank of Ireland Group PLC		582,792	-	(582,792	)(A)	-
								582,792	-	(582,792)		-

						Israel:	0.3%
-	301,795	71,541	(A)	373,336		Bank Leumi Le-Israel BM		-	1,824,355	432,467	(A)	2,256,822
134,401	-	(134,401	)(A)	-		Teva Pharmaceutical Industries Ltd. ADR		2,072,463	-	(2,072,463	)(A)	-
								2,072,463	1,824,355	(1,639,996)		2,256,822

						Italy:	0.0%
190,871	-	(190,871	)(A)	-		ENI S.p.A.		3,015,231	-	(3,015,231	)(A)	-
								3,015,231	-	(3,015,231)		-

						Japan:	9.4%
-	250,800	59,453	(A)	310,253		Astellas Pharma, Inc.		-	3,204,379	759,605	(A)	3,963,984
-	93,200	22,093	(A)	115,293		Canon, Inc.		-	2,564,463	607,911	(A)	3,172,374
-	13,000	3,082	(A)	16,082		Central Japan Railway Co.		-	2,742,836	650,195	(A)	3,393,031
-	74,500	17,660	(A)	92,160		Fuji Film Holdings Corp.		-	2,887,957	684,596	(A)	3,572,553
-	99,300	23,539	(A)	122,839		Japan Airlines Co. Ltd.		-	3,519,299	834,257	(A)	4,353,556
-	99,500	23,587	(A)	123,087		Japan Tobacco, Inc.		-	2,364,229	560,445	(A)	2,924,674
-	54,500	12,919	(A)	67,419		Kamigumi Co., Ltd.		-	1,115,002	264,313	(A)	1,379,315
-	81,800	19,391	(A)	101,191		Kyushu Railway Co.		-	2,767,521	656,046	(A)	3,423,567
-	29,900	7,088	(A)	36,988		Medipal Holdings Corp.		-	639,686	151,639	(A)	791,325
-	21,300	5,049	(A)	26,349		MEIJI Holdings Co., Ltd.		-	1,735,896	411,498	(A)	2,147,394
-	20,600	4,883	(A)	25,483		Mitsubishi Corp.		-	564,781	133,882	(A)	698,663
-	230,400	54,617	(A)	285,017		Mitsui & Co., Ltd.		-	3,539,707	839,095	(A)	4,378,802
68,100	-	(68,100	)(A)	-		Mitsui Fudosan Co., Ltd.		1,512,631	-	(1,512,631	)(A)	-
-	50,600	11,995	(A)	62,595		Nippon Telegraph & Telephone Corp.		-	2,064,446	489,381	(A)	2,553,827
-	26,800	6,353	(A)	33,153		Nomura Research Institute Ltd.		-	993,815	235,586	(A)	1,229,401
-	144,000	34,135	(A)	178,135		NTT DoCoMo, Inc.		-	3,235,569	766,998	(A)	4,002,567
-	24,700	5,855	(A)	30,555		Obic Co., Ltd.		-	1,906,556	451,953	(A)	2,358,509
-	23,400	5,547	(A)	28,947		Oracle Corp. Japan		-	1,485,382	352,113	(A)	1,837,495
-	165,000	39,114	(A)	204,114		ORIX Corp.		-	2,410,968	571,525	(A)	2,982,493
180,400	-	(180,400	)(A)	-		Panasonic Corp.		1,620,610	-	(1,620,610	)(A)	-
-	52,700	12,493	(A)	65,193		Sankyo Co., Ltd.		-	2,004,204	475,101	(A)	2,479,305
-	233,200	55,281	(A)	288,481		Sekisui House Ltd.		-	3,424,561	811,799	(A)	4,236,360
30,100	-	(30,100	)(A)	-		Seven & I Holdings Co., Ltd.		1,307,999	-	(1,307,999	)(A)	-
-	229,700	54,451	(A)	284,151		Sumitomo Corp.		-	3,259,160	772,591	(A)	4,031,751
-	55,200	13,085	(A)	68,285		Sundrug Co., Ltd.		-	1,643,809	389,668	(A)	2,033,477
30,700	-	(30,700	)(A)	-		Suntory Beverage & Food Ltd.		1,386,185	-	(1,386,185	)(A)	-
-	15,600	3,698	(A)	19,298		Suzuken Co., Ltd.		-	794,393	188,312	(A)	982,705
25,200	-	(25,200	)(A)	-		Taiheiyo Cement Corp.		775,535	-	(775,535	)(A)	-
61,540	-	(61,540	)(A)	-	(1)	Takeda Pharmaceutical Co., Ltd.		2,085,866	-	(2,085,866	)(A)	-
-	908	215	(A)	1,123		United Urban Investment Corp.		-	1,406,242	333,353	(A)	1,739,595
								8,688,826	52,274,861	3,703,036		64,666,723

						Luxembourg:	0.2%
163,620	-	(163,620	)(A)	-		SES S.A. - Luxembourg		3,132,691	-	(3,132,691	)(A)	-
-	16,822	3,988	(A)	20,810		RTL Group SA		-	901,501	213,703	(A)	1,115,204
								3,132,691	901,501	(2,918,988)		1,115,204

						Netherlands:	3.5%
289,086	-	(289,086	)(A)	-		Aegon NV		1,353,977	-	(1,353,977	)(A)	-
16,864	-	(16,864	)(A)	-		Akzo Nobel NV		1,358,127	-	(1,358,127	)(A)	-
-	241,259	57,191	(A)	298,450		ING Groep NV		-	2,595,129	615,181	(A)	3,210,310
-	140,632	33,337	(A)	173,969		Koninklijke Ahold Delhaize NV		-	3,552,677	842,169	(A)	4,394,846
-	37,384	8,862	(A)	46,246		LyondellBasell Industries NV - Class A		-	3,108,853	736,960	(A)	3,845,813
-	92,134	21,841	(A)	113,975		NN Group NV		-	3,663,122	868,351	(A)	4,531,473
-	228,446	54,154	(A)	282,600		Royal Dutch Shell PLC - Class A		-	6,723,814	1,593,894	(A)	8,317,708
119,125	-	(119,125	)(A)	-		Royal Dutch Shell PLC - Class B		3,561,540	-	(3,561,540	)(A)	-
								6,273,644	19,643,595	(1,617,089)		24,300,150

10

						New Zealand:	0.3%
-	647,397	153,467	(A)	800,864		Spark New Zealand Ltd.		-	1,805,863	428,084	(A)	2,233,947
								-	1,805,863	428,084		2,233,947

						Panama:	0.4%
-	26,076	6,181	(A)	32,257		Copa Holdings S.A.- Class A		-	2,052,442	486,536	(A)	2,538,978
								-	2,052,442	486,536		2,538,978

						Singapore:	0.8%
-	685,800	162,570	(A)	848,370		ComfortDelgro Corp., Ltd.		-	1,083,252	256,787	(A)	1,340,039
-	272,100	64,502	(A)	336,602		SATS Ltd		-	931,961	220,923	(A)	1,152,884
-	664,000	157,402	(A)	821,402		Singapore Technologies Engineering Ltd.		-	1,702,159	403,500	(A)	2,105,659
1,443,900	-	(1,443,900	)(A)	-		Singapore Telecommunications Ltd.		3,107,611	-	(3,107,611	)(A)	-
-	629,700	149,272	(A)	778,972		Yangzijiang Shipbuilding Holdings Ltd.		-	578,595	137,157	(A)	715,752
								3,107,611	4,295,967	(2,089,244)		5,314,334

						South Korea:	0.0%
43,400	-	(43,400	)(A)	-		KB Financial Group, Inc.		1,810,510	-	(1,810,510	)(A)	-
77,612	-	(77,612	)(A)	-		Samsung Electronics Co., Ltd.		2,701,807	-	(2,701,807	)(A)	-
								4,512,317	-	(4,512,317)		-

						Spain:	0.8%
-	-	-	(A)	-		Banco Bilbao Vizcaya Argentaria SA		-	-	-	(A)	-
-	121,068	28,699	(A)	149,767	(1)	Endesa S.A.		-	2,791,913	661,829	(A)	3,453,742
-	70,743	16,770	(A)	87,513		Red Electrica Corp. SA		-	1,577,586	373,970	(A)	1,951,556
162,342	-	(162,342	)(A)	-		Telefonica S.A.		1,366,499	-	(1,366,499	)(A)	-
								1,366,499	4,369,499	(330,700)		5,405,298

						Sweden:	0.5%
140,262	-	(140,262	)(A)	-		Getinge AB		1,268,339	-	(1,268,339	)(A)	-
-	64,158	15,209	(A)	79,367		Swedish Match AB		-	2,525,736	598,731	(A)	3,124,467
								1,268,339	2,525,736	(669,608)		3,124,467

						Switzerland:	2.6%
-	7,554	1,791	(A)	9,345		Kuehne & Nagel International AG		-	972,401	230,510	(A)	1,202,911
-	42,757	10,136	(A)	52,893		Nestle SA		-	3,470,277	822,636	(A)	4,292,913
5,538	-	(5,538	)(A)	-		Novartis AG		474,298	-	(474,298	)(A)	-
10,912	23,909	(5,244	)(A)	29,577		Roche Holding AG		2,709,000	5,935,622	(1,301,949	)(A)	7,342,673
151,970	-	(151,970	)(A)	-		UBS Group AG		1,895,559	-	(1,895,559	)(A)	-
-	13,160	3,120	(A)	16,280		Zurich Insurance Group AG		-	3,922,849	929,919	(A)	4,852,768
								5,078,857	14,301,149	(1,688,741)		17,691,265

						Thailand:	0.0%
276,600	-	(276,600	)(A)	-		Bangkok Bank PCL		1,726,281	-	(1,726,281	)(A)	-
92,400	-	(92,400	)(A)	-		Bangkok Bank PCL - Foreign Reg		588,129	-	(588,129	)(A)	-
								2,314,410	-	(2,314,410)		-

						United Kingdom:	5.5%
-	343,314	81,383	(A)	424,697		Aviva PLC		-	1,643,101	389,500	(A)	2,032,601
482,898	-	(482,898	)(A)	-		BP PLC		3,052,730	-	(3,052,730	)(A)	-
-	827,610	196,187	(A)	1,023,797		Direct Line Insurance Group PLC		-	3,364,189	797,488	(A)	4,161,677
-	241,221	57,182	(A)	298,403		GlaxoSmithKline PLC		-	4,597,195	1,089,774	(A)	5,686,969
273,510	-	(273,510	)(A)	-		HSBC Holdings PLC (HKD)		2,256,839	-	(2,256,839	)(A)	-
-	94,333	22,362	(A)	116,695		Imperial Brands PLC		-	2,863,170	678,720	(A)	3,541,890
-	127,415	30,204	(A)	157,619		International Consolidated Airlines Group SA		-	1,010,115	239,450	(A)	1,249,565
572,200	-	(572,200	)(A)	-		Kingfisher PLC		1,504,481	-	(1,504,481	)(A)	-
-	1,161,436	275,321	(A)	1,436,757		Legal & General Group PLC		-	3,422,019	811,197	(A)	4,233,216
-	4,571,500	1,083,684	(A)	5,655,184		Lloyds Banking Group Plc		-	3,013,446	714,344	(A)	3,727,790
-	828,935	196,501	(A)	1,025,436		Marks & Spencer Group PLC		-	2,599,870	616,304	(A)	3,216,174
331,668	-	(331,668	)(A)	-		Man Group PLC		561,947	-	(561,947	)(A)	-
-	53,073	12,581	(A)	65,654		Pearson PLC		-	635,809	150,720	(A)	786,529
-	116,460	27,607	(A)	144,067		Persimmon PLC		-	2,867,921	679,847	(A)	3,547,768
-	515,995	122,318	(A)	638,313		Royal Mail PLC		-	1,790,960	424,551	(A)	2,215,511
330,085	-	(330,085	)(A)	-		Standard Chartered PLC		2,565,310	-	(2,565,310	)(A)	-
-	1,039,206	246,346	(A)	1,285,552		Taylor Wimpey PLC		-	1,807,031	428,360	(A)	2,235,391
857,575	390,098	(765,102	)(A)	482,571		Vodafone Group PLC		1,667,374	758,464	(1,487,579	)(A)	938,259
								11,608,681	30,373,290	(4,408,631)		37,573,340

						United States:	58.5%
-	57,952	13,738	(A)	71,690		AbbVie, Inc.		-	5,342,595	1,266,473	(A)	6,609,068
-	9,533	2,260	(A)	11,793		Accenture PLC		-	1,344,248	318,657	(A)	1,662,905
2,952	-	(2,952	)(A)	-		Advance Auto Parts, Inc.		464,822	-	(464,822	)(A)	-
-	207,009	49,072	(A)	256,081		AES Corp.		-	2,993,350	709,580	(A)	3,702,930
-	92,900	22,022	(A)	114,922		Aflac, Inc.		-	4,232,524	1,003,328	(A)	5,235,852
-	173,368	41,097	(A)	214,465		AGNC Investment Corp.		-	3,040,875	720,846	(A)	3,761,721
-	20,748	4,918	(A)	25,666		Air Products & Chemicals, Inc.		-	3,320,717	787,183	(A)	4,107,900
19,051	-	(19,051	)(A)	-		Allergan PLC		2,546,357	-	(2,546,357	)(A)	-
-	15,376	3,645	(A)	19,021		Allison Transmission Holdings, Inc.		-	675,160	160,048	(A)	835,208
-	23,703	5,619	(A)	29,322		Allstate Corp.		-	1,958,579	464,285	(A)	2,422,864
17,033	-	(17,033	)(A)	-		Ally Financial, Inc.		385,968	-	(385,968	)(A)	-
1,391	-	(1,391	)(A)	-	(2)	Alphabet, Inc. - Class A		1,453,539	-	(1,453,539	)(A)	-
-	87,246	20,682	(A)	107,928		Altria Group, Inc.		-	4,309,080	1,021,476	(A)	5,330,556
-	36,263	8,596	(A)	44,859		Ameren Corp.		-	2,365,435	560,731	(A)	2,926,166

11

23,230	-	(23,230	)(A)	-		AmerisourceBergen Corp.	1,728,312	-	(1,728,312	)(A)	-
-	19,143	4,538	(A)	23,681		Amgen, Inc.	-	3,726,568	883,391	(A)	4,609,959
-	43,367	10,280	(A)	53,647		Amphenol Corp.	-	3,513,594	832,905	(A)	4,346,499
-	349,038	82,740	(A)	431,778		Annaly Capital Management, Inc.	-	3,427,553	812,508	(A)	4,240,061
56,110	-	(56,110	)(A)	-		Apache Corp.	1,472,888	-	(1,472,888	)(A)	-
-	195,425	46,326	(A)	241,751		Apple Hospitality REIT, Inc.	-	2,786,761	660,607	(A)	3,447,368
-	58,693	13,913	(A)	72,606		Apple, Inc.	-	9,258,234	2,194,683	(A)	11,452,917
-	185,252	43,914	(A)	229,166		AT&T, Inc.	-	5,287,092	1,253,316	(A)	6,540,408
-	256,012	60,688	(A)	316,700		Bank of America Corp.	-	6,308,136	1,495,357	(A)	7,803,493
-	12,618	2,991	(A)	15,609		Boeing Co.	-	4,069,305	964,637	(A)	5,033,942
-	61,958	14,687	(A)	76,645		Booz Allen Hamilton Holding Corp.	-	2,792,447	661,955	(A)	3,454,402
-	81,216	19,252	(A)	100,468		Bristol-Myers Squibb Co.	-	4,221,608	1,000,741	(A)	5,222,349
-	27,744	6,577	(A)	34,321		Broadridge Financial Solutions, Inc. ADR	-	2,670,360	633,014	(A)	3,303,374
-	50,702	12,019	(A)	62,721		Bruker Corp.	-	1,509,399	357,806	(A)	1,867,205
-	6,248	1,481	(A)	7,729		Camden Property Trust	-	550,136	130,411	(A)	680,547
27,060	-	(27,060	)(A)	-		Capital One Financial Corp.	2,045,465	-	(2,045,465	)(A)	-
28,610	-	(28,610	)(A)	-		Cardinal Health, Inc.	1,276,006	-	(1,276,006	)(A)	-
-	29,161	6,913	(A)	36,074		Carnival Corp.	-	1,437,637	340,795	(A)	1,778,432
15,300	-	(15,300	)(A)	-	(2)	Celgene Corp.	980,577	-	(980,577	)(A)	-
-	126,359	29,954	(A)	156,313		Centerpoint Energy, Inc.	-	3,567,115	845,592	(A)	4,412,707
-	81,043	19,211	(A)	100,254		CenturyLink, Inc.	-	1,227,801	291,053	(A)	1,518,854
-	49,537	11,743	(A)	61,280		Chevron Corp.	-	5,389,130	1,277,504	(A)	6,666,634
-	177,137	41,991	(A)	219,128		Chimera Investment Corp.	-	3,156,581	748,274	(A)	3,904,855
-	137,237	32,532	(A)	169,769		Cisco Systems, Inc.	-	5,946,479	1,409,625	(A)	7,356,104
53,690	-	(53,690	)(A)	-		Citigroup, Inc.	2,795,101	-	(2,795,101	)(A)	-
-	30,428	7,213	(A)	37,641		Citrix Systems, Inc.	-	3,117,653	739,046	(A)	3,856,699
63,720	-	(63,720	)(A)	-		Comcast Corp. – Class A	2,169,666	-	(2,169,666	)(A)	-
-	30,052	7,124	(A)	37,176		Comerica, Inc.	-	2,064,272	489,340	(A)	2,553,612
53,700	-	(53,700	)(A)	-	(2)	CommScope Holding Co., Inc.	880,143	-	(880,143	)(A)	-
-	45,730	10,840	(A)	56,570		Conagra Brands, Inc.	-	976,793	231,551	(A)	1,208,344
202,100	-	(202,100	)(A)	-		Coty, Inc - Class A	1,325,776	-	(1,325,776	)(A)	-
-	36,825	8,729	(A)	45,554		Darden Restaurants, Inc.	-	3,677,345	871,722	(A)	4,549,067
-	17,190	4,075	(A)	21,265		DXC Technology Co.	-	913,992	216,664	(A)	1,130,656
-	23,536	5,579	(A)	29,115		Eaton Corp. PLC	-	1,615,982	383,072	(A)	1,999,054
12,230	45,831	(1,366	)(A)	56,695		Eli Lilly & Co.	1,415,256	5,303,563	(158,036	)(A)	6,560,783
-	12,337	2,925	(A)	15,262		Everest Re Group Ltd.	-	2,686,505	636,841	(A)	3,323,346
-	12,137	2,877	(A)	15,014		Exelon Corp.	-	547,379	129,757	(A)	677,136
-	27,710	6,569	(A)	34,279		Expedia Group, Inc.	-	3,121,532	739,966	(A)	3,861,498
-	44,942	10,654	(A)	55,596		Expeditors International Washington, Inc.	-	3,060,101	725,403	(A)	3,785,504
23,500	63,021	(8,561	)(A)	77,960		Exxon Mobil Corp.	1,602,465	4,297,402	(583,757	)(A)	5,316,110
-	90,202	21,383	(A)	111,585		General Mills, Inc.	-	3,512,466	832,637	(A)	4,345,103
39,750	-	(39,750	)(A)	-		Gilead Sciences, Inc.	2,486,363	-	(2,486,363	)(A)	-
-	133,648	31,682	(A)	165,330		H&R Block, Inc.	-	3,390,650	803,760	(A)	4,194,410
-	14,654	3,474	(A)	18,128		Home Depot, Inc.	-	2,517,850	596,861	(A)	3,114,711
-	32,618	7,732	(A)	40,350		Honeywell International, Inc.	-	4,309,490	1,021,573	(A)	5,331,063
-	135,985	32,236	(A)	168,221		Intel Corp.	-	6,381,776	1,512,813	(A)	7,894,589
-	38,224	9,061	(A)	47,285		InterDigital, Inc.	-	2,539,220	601,927	(A)	3,141,147
-	39,659	9,401	(A)	49,060		International Business Machines Corp.	-	4,508,039	1,068,640	(A)	5,576,679
-	44,124	10,460	(A)	54,584		j2 Global, Inc.	-	3,061,323	725,693	(A)	3,787,016
-	26,807	6,355	(A)	33,162		Jabil, Inc.	-	664,546	157,532	(A)	822,078
-	18,879	4,475	(A)	23,354		JM Smucker Co.	-	1,764,998	418,396	(A)	2,183,394
-	65,704	15,575	(A)	81,279		Johnson & Johnson	-	8,479,101	2,009,988	(A)	10,489,089
13,210	-	(13,210	)(A)	-		JPMorgan Chase & Co.	1,289,560	-	(1,289,560	)(A)	-
32,300	-	(32,300	)(A)	-		Kellogg Co.	1,841,423	-	(1,841,423	)(A)	-
-	26,824	6,359	(A)	33,183		Kimberly-Clark Corp.	-	3,056,327	724,509	(A)	3,780,836
-	34,767	8,242	(A)	43,009		KLA-Tencor Corp.	-	3,111,299	737,540	(A)	3,848,839
-	47,501	11,260	(A)	58,761		Kohl's Corp.	-	3,151,216	747,002	(A)	3,898,218
56,500	-	(56,500	)(A)	-		Kroger Co.	1,553,750	-	(1,553,750	)(A)	-
-	23,699	5,618	(A)	29,317		Lear Corp.	-	2,911,659	690,215	(A)	3,601,874
-	13,398	3,176	(A)	16,574		Marriott International, Inc.	-	1,454,487	344,789	(A)	1,799,276
118,900	-	(118,900	)(A)	-	(1), (2)	Mattel, Inc.	1,187,811	-	(1,187,811	)(A)	-
-	59,349	14,069	(A)	73,418		Maxim Integrated Products	-	3,017,897	715,399	(A)	3,733,296
-	44,513	10,552	(A)	55,065		Maximus, Inc.	-	2,897,351	686,823	(A)	3,584,174
-	28,810	6,829	(A)	35,639		McDonald's Corp.	-	5,115,792	1,212,709	(A)	6,328,501
-	68,594	16,260	(A)	84,854		MDU Resources Group, Inc.	-	1,635,281	387,647	(A)	2,022,928
-	7,296	1,730	(A)	9,026		Merck & Co., Inc.	-	557,487	132,153	(A)	689,640
-	288,965	68,500	(A)	357,465		MFA Financial, Inc.	-	1,930,286	457,578	(A)	2,387,864
-	44,716	10,600	(A)	55,316		Microsoft Corp.	-	4,541,804	1,076,644	(A)	5,618,448
-	58,051	13,761	(A)	71,812		Molson Coors Brewing Co.	-	3,260,144	772,824	(A)	4,032,968
-	26,489	6,279	(A)	32,768		Motorola Solutions, Inc.	-	3,047,295	722,367	(A)	3,769,662
42,870	-	(42,870	)(A)	-	(2)	Navistar International Corp.	1,112,477	-	(1,112,477	)(A)	-
-	113,599	26,929	(A)	140,528		New Residential Investment Corp.	-	1,614,242	382,659	(A)	1,996,901
-	88,696	21,026	(A)	109,722		Newmont Mining Corp.	-	3,073,316	728,536	(A)	3,801,852
-	32,699	7,751	(A)	40,450		OGE Energy Corp.	-	1,281,474	303,776	(A)	1,585,250
-	49,442	11,720	(A)	61,162		Omnicom Group	-	3,621,132	858,397	(A)	4,479,529
-	20,516	4,863	(A)	25,379		Oneok, Inc.	-	1,106,838	262,378	(A)	1,369,216
76,170	115,610	(48,764	)(A)	143,016		Oracle Corp.	3,439,075	5,219,792	(2,201,713	)(A)	6,457,154
-	54,115	12,828	(A)	66,943		Paychex, Inc.	-	3,525,592	835,749	(A)	4,361,341
-	49,297	11,686	(A)	60,983		PBF Energy, Inc.	-	1,610,533	381,780	(A)	1,992,313
-	45,329	10,745	(A)	56,074		PepsiCo, Inc.	-	5,007,948	1,187,144	(A)	6,195,092
26,740	-	(26,740	)(A)	-		Perrigo Co. PLC	1,036,175	-	(1,036,175	)(A)	-
-	153,815	36,462	(A)	190,277		Perspecta, Inc.	-	2,648,694	627,878	(A)	3,276,572

12

-	162,600	38,545	(A)	201,145		Pfizer, Inc.		-	7,097,490	1,682,474	(A)	8,779,964
-	64,250	15,231	(A)	79,481		Philip Morris International, Inc.		-	4,289,330	1,016,794	(A)	5,306,124
-	36,263	8,596	(A)	44,859		Phillips 66		-	3,124,057	740,564	(A)	3,864,621
-	14,080	3,338	(A)	17,418		Pinnacle West Capital Corp.		-	1,199,616	284,371	(A)	1,483,987
-	146,547	34,739	(A)	181,286		Plains GP Holdings L.P.		-	2,945,595	698,259	(A)	3,643,854
-	40,189	9,527	(A)	49,716		Procter & Gamble Co.		-	3,694,173	875,711	(A)	4,569,884
-	37,527	8,896	(A)	46,423		Quest Diagnostics, Inc.		-	3,124,873	740,758	(A)	3,865,631
-	47,386	11,233	(A)	58,619		Republic Services, Inc.		-	3,416,057	809,783	(A)	4,225,840
-	26,326	6,241	(A)	32,567		Royal Gold, Inc.		-	2,254,822	534,510	(A)	2,789,332
-	129,422	30,680	(A)	160,102		Sabre Corp.		-	2,800,692	663,910	(A)	3,464,602
-	72,555	17,199	(A)	89,754		Service Corp. International		-	2,921,064	692,444	(A)	3,613,508
-	158,695	37,619	(A)	196,314		Starwood Property Trust, Inc.		-	3,127,878	741,470	(A)	3,869,348
-	33,366	7,909	(A)	41,275		T. Rowe Price Group, Inc.		-	3,080,349	730,203	(A)	3,810,552
-	75,456	17,887	(A)	93,343		Targa Resources Corp.		-	2,717,925	644,290	(A)	3,362,215
-	65,802	15,598	(A)	81,400		Telephone & Data Systems, Inc.		-	2,141,197	507,575	(A)	2,648,772
-	47,854	11,344	(A)	59,198		Texas Instruments, Inc.		-	4,522,203	1,071,997	(A)	5,594,200
-	40,002	9,483	(A)	49,485		Total System Services, Inc.		-	3,251,763	770,837	(A)	4,022,600
-	124,414	29,493	(A)	153,907		Two Harbors Investment Corp.		-	1,597,476	378,685	(A)	1,976,161
-	49,442	11,720	(A)	61,162		Tyson Foods, Inc.		-	2,640,203	625,866	(A)	3,266,069
17,840	-	(17,840	)(A)	-		United Parcel Service, Inc. - Class B		1,739,935	-	(1,739,935	)(A)	-
-	54,866	13,006	(A)	67,872		Unum Group		-	1,611,963	382,119	(A)	1,994,082
-	41,310	9,793	(A)	51,103		Valero Energy Corp.		-	3,097,011	734,153	(A)	3,831,164
35,600	44,445	(25,064	)(A)	54,981		Walgreens Boots Alliance, Inc.		2,432,548	3,036,927	(1,712,638	)(A)	3,756,837
-	18,879	4,475	(A)	23,354		Walt Disney Co.		-	2,070,082	490,717	(A)	2,560,799
-	46,357	10,989	(A)	57,346		Waste Management, Inc.		-	4,125,309	977,913	(A)	5,103,222
-	102,527	24,304	(A)	126,831		Wells Fargo & Co.		-	4,724,444	1,119,939	(A)	5,844,383
-	51,325	12,167	(A)	63,492		Western Digital Corp.		-	1,897,485	449,803	(A)	2,347,288
-	187,201	44,376	(A)	231,577		Western Union Co.		-	3,193,649	757,061	(A)	3,950,710
								40,661,458	325,041,996	36,390,407		402,093,861

						Total Common Stock
						( Cost $147,191,178, $595,436,589 and $742,627,767 Pro Forma Combined)		130,286,875	544,617,125	(1,184,274)		673,719,726

				EXCHANGE-TRADED FUNDS: 0.9%
						Exchange-Traded Funds:	0.9%
-	27,963	6,629	(A)	34,592		iShares MSCI EAFE ETF		-	1,643,665	389,634	(A)	2,033,299
-	13,413	3,180	(A)	16,593		SPDR S&P 500 ETF Trust		-	3,352,177	794,640	(A)	4,146,817
						Total Exchange-Traded Funds		-	4,995,842	1,184,274		6,180,116
						( Cost $5,496,226 )

						Total Long-Term Investments
						( Cost $147,191,178, $600,932,815 and $748,123,993 Pro Forma Combined)		130,286,875	549,612,967	-		679,899,842

				SHORT-TERM INVESTMENTS: 1.9%
						Money Market:	0.1%
189,836	-	-		189,836	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class		189,836	-	-		189,836
-	893,000	-		893,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares		-	893,000	-		893,000
								189,836	893,000	-		1,082,836

						U.S. Government Agency Obligations:	0.1%
400,000	-	-		400,000		Federal Home Loan Bank Discount Notes		400,000	-	-		400,000

						Securities Lending Collateral (3):	1.7%
-	463,855	-		463,855		Mizuho Securities USA LLC, Repurchase Agreement dated 12/31/18, 2.92%, due 01/02/19 (Repurchase Amount $463,929, collateralized by various U.S. Government Securities, 1.875%-2.625%, Market Value plus accrued interest $473,132, due 02/29/24-09/09/49)		-	463,855	-		463,855
248,904	-	-		248,904		BNP Paribas S.A., Repurchase Agreement dated 12/31/18, 2.95%, due 01/02/19 (Repurchase Amount $248,944, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $253,882, due 01/10/19-09/09/49)		248,904	-	-		248,904
1,000,000	2,218,949	-		3,218,949		RBC Dominion Securities Inc, Repurchase Agreement dated 12/31/18, 3.02%, due 01/02/19 (Repurchase Amount $3,219,481 collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $3,283,328, due 10/01/25-10/20/48)		1,000,000	2,218,949	-		3,218,949
-	2,218,949	-		2,218,949		Daiwa Capital Markets, Repurchase Agreement dated 12/31/18, 3.05%, due 01/02/19 (Repurchase Amount $2,219,320, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,263,328, due 01/25/19-02/01/49)		-	2,218,949	-		2,218,949
1,000,000	2,218,949	-		3,218,949		Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/18, 3.35%, due 01/02/19 (Repurchase Amount $3,219,540, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,283,328, due 01/25/19-10/20/68)		1,000,000	2,218,949	-		3,218,949

13

-	2,218,949	-	2,218,949		State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/18, 3.37%, due 01/02/19 (Repurchase Amount $2,219,359, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,263,363, due 07/15/20-02/15/47)		-	2,218,949	-		2,218,949
							2,248,904	9,339,651	-		11,588,555

					Total Short-Term Investments
					( Cost $2,838,716, $10,232,651 and $13,071,367 Pro Forma Combined)		2,838,740	10,232,651	-		13,071,391

					Total Investments in Securities
					(Cost $150,029,894, $611,165,466, $761,195,360 Pro Forma Combined)	100.8%	$133,125,615	$559,845,618	$-		$692,971,233
					Other Assets and Liabilities - Net	(0.8)	(564,656)	(4,675,477)	(135,500	)(A)	(5,375,633)
					Net Assets	100.0%	$132,560,959	$555,170,141	$(135,500)		$687,595,600

				†	Unless otherwise indicated, principal amount is shown in USD.
				#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
				ADR	American Depositary Receipt
				(1)	Loaned security, a portion or all of the security is on loan at December 31, 2018.
				(2)	Non-income producing security
				(3)	Represents securities purchased with cash collateral for securities on loan.
				(4)	Rate shown is the 7-day yield as of December 31, 2018.
				(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
				(A)	Reflects adjustments related to portfolio consolidation.

				*	Cost for federal income tax purposes is:		$150,318,356	$611,382,847	$-		$761,701,203
					Net unrealized depreciation consists of:
					Gross Unrealized Appreciation		$10,216,369	$16,497,636	$-		$26,714,005
					Gross Unrealized Depreciation		(27,406,531)	(68,025,143)	-		(95,431,674)
					Net Unrealized Depreciation		$(17,190,162)	$(51,527,507)	$-		$(68,717,669)

14

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31,2018 in valuing the assets and liabilities:

	VY® Templeton Global Growth Portfolio	Voya Global Equity Portfolio	Pro-forma adjustments		Pro-forma
Asset Table
Investments, at value
Level 1 - Quoted Prices	$48,706,924	$356,703,749	$35,828,574	(A)	$441,239,247
Level 2 - Other Significant Observable Inputs	84,418,691	203,141,869	(35,828,574	)(A)	$251,731,986
Level 3 - Significant Unobservable Inputs	-	-	-		$-
Total Investments, at value	$133,125,615	$559,845,618	$-		$692,971,233

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information include market quotations as a source of value, and the latter refers to determinations of actual value in absense of available markets quotations.

(A) Reflects adjustments related to portfolio consolidation.

15

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	VY® Templeton Global Growth Portfolio	Voya Global Equity Portfolio	Voya Global Equity Portfolio (Pro Forma Combined)

Equity contracts	$1,119,873	$-	$1,119,873
Foreign exchange contracts	-	34,087	34,087
Total	$1,119,873	$34,087	$1,153,960

Change in Unrealized appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	VY® Templeton Global Growth Portfolio	Voya Global Equity Portfolio	Voya Global Equity Portfolio (Pro Forma Combined)

Equity contracts	$-	$(1,063,402)	$(1,063,402)
Foreign exchange contracts	-		-
Total	$-	$(1,063,402)	$(1,063,402)

16

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Directors/Trustees (the “Board”) of VY® Templeton Global Growth Portfolio (“Templeton Portfolio”) and Voya Global Equity Portfolio (“Global Equity Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated November 16, 2018 (the “Plan”) whereby, subject to approval by the shareholders of Templeton Portfolio, Global Equity Portfolio will acquire all of the assets of Templeton Portfolio, subject to the liabilities of such Portfolio, in exchange for Global Equity Portfolio issuing shares of such fund to shareholders of Templeton Portfolio in a number equal in value to net assets of Templeton Portfolio (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Global Equity Portfolio remaining as both the tax, accounting and performance survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2018. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Templeton Portfolio and Global Equity Portfolio at December 31, 2018. The unaudited pro forma Statement of Operations reflects the results of operations of Templeton Portfolio and Global Equity Portfolio for the twelve-months ended December 31, 2018. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Templeton Portfolio and Global Equity Portfolio under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of Templeton Portfolio and Global Equity Portfolio as of December 31, 2018.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

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Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

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All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to Voya Investments, LLC (“Adviser”) responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

Note 3 – Capital Shares:

The unaudited pro forma NAV per share assumes additional shares of common Global Equity Portfolio issued in connection with the proposed acquisition of Templeton Portfolio by Global Equity Portfolio as of December 31, 2018. The number of additional shares issued was calculated by dividing the net assets of each class of Templeton Portfolio by the respective class NAV per share of Global Equity Portfolio.

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Note 4 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs to be incurred by the Adviser are estimated at approximately $115,500. These costs represent the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Actual results could differ from these estimates.

The explicit transition costs are estimated to be $135,000 and will be paid by Templeton Portfolio. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios.

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 6 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

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INVESTMENT MANAGEMENT 7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034 3 EASY WAYS TO VOTE YOUR PROXY VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions. VOTE ON THE INTERNET: Log on to PROXYVOTE.COM and follow the on-line directions. VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided. If you vote via phone or the Internet, YOU DO NOT NEED TO RETURN YOUR PROXY BALLOT. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 30, 2019. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: E69238-S83587 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY THE BOARD OF DIRECTORS/TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: FOR AGAINST ABSTAIN 1. To approve an Agreement and Plan of Reorganization by and between VY® Templeton Global Growth Portfolio ("Templeton Portfolio") and Voya Global Equity Portfolio (“Global Equity Portfolio”), providing for the reorganization of Templeton Portfolio with and into Global Equity Portfolio(the “Reorganization”); and 2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes. TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY BALLOT AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES OWNED. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY BALLOT. PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign. Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ONJULY 30, 2019: THE PROXY STATEMENT/PROSPECTUS FOR THE SPECIAL MEETING AND THE NOTICE OF THE MEETING ARE AVAILABLEAT WWW.PROXYVOTE.COM/VOYA. E69239-S83587 VY® TEMPLETON GLOBAL GROWTH PORTFOLIO THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS/TRUSTEES The undersigned hereby appoints HUEY P. FALGOUT, JR., THERESA K. KELETY AND TODD MODIC, or any one or all of them, proxies, with full power of substitution, to vote all shares of the VY® Templeton Global Growth Portfolio ("Templeton Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100,Scottsdale, AZ 85258-2034, on JULY 30, 2019, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof. This proxy will be voted as instructed. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSAL. PLEASE SIGN AND DATE ON THE REVERSE SIDE.

Voya Variable Portfolios, Inc.

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 10, Section (iv) of Voya Variable Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(iv) The Corporation shall indemnify its officers, directors, employees, and agents and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise as follows:

(a)  Every person who is or has been a director, officer, employee, or agent of the Corporation and persons who serve at the Corporation’s request as director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him/her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability, or obligation of any kind in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Director, officer, employee, or agent of the Corporation or of another corporation, partnership, joint venture, trust, or other enterprise at the request of the Corporation, and against amounts paid or incurred by him/her in the settlement thereof.

(b)  The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, administrative, legislative, investigative, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(c)  No indemnification shall be provided hereunder to a director, officer, employee, or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)  The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)  In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

(1) By a majority vote of a quorum of non-party directors who are “not interested persons” of the Corporation (as defined in the 1940 Act); or

(2) By independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)  The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

(1)  The indemnity provides security for his undertaking;

(2) The Corporation is insured against losses arising by reason of any lawful advances; or

(3) A majority of a quorum of non-party directors who are “not interested" persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

(g)  Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

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In addition, Voya Variable Portfolios, Inc.’s officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires March 31, 2018.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers, and controlling persons of Voya Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, Voya Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Voya Variable Portfolios, Inc. of expenses incurred or paid by a director, officer, or controlling person of Voya Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the shares being registered, Voya Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Pursuant to Indemnification Agreements between the Company and each Independent Director, the Company indemnifies each Independent Director against any liabilities resulting from the Independent Director’s serving in such capacity, provided that the Independent Director has not engaged in certain disabling conduct.

ITEM 16. EXHIBITS

1.	a.

Articles of Amendment and Restatement dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	b.	Articles Supplementary dated August 12, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

c.

Articles Supplementary effective April 29, 2005 (issuance of Class ADV shares) – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference

d.

Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

e.

Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

f.

Articles of Amendment dated November 29, 2007 (dissolve ING VP International Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

g.

Articles Supplementary dated November 30, 2007 (establishment of new series – ING WisdomTreeSM Global High-Yielding Equity Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

h.

Articles Supplementary dated February 15, 2008 (establishment of new series – ING International Index Portfolio, ING Lehman Brother Aggregate Bond Index® Portfolio, ING MorningTMStar U.S. Growth Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, and ING RussellTM Small Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on February 29, 2008 and incorporated herein by reference.

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i.

Articles of Amendment effective March 7, 2008 (name change from ING Lehman Brothers Aggregate Bond Index® Portfolio to ING Lehman Brothers U.S. Aggregate Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

j.

Articles of Amendment effective April 28, 2008 (name change from ING VP Global Science and Technology Portfolio to ING BlackRock Global Science and Technology Portfolio; ING VP Growth Portfolio to ING Opportunistic LargeCap Growth Portfolio; and ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

k.

Articles Supplementary dated June 6, 2008 (establishment of new series – ING Russell Global LargeCap Index 85% Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

l.

Articles of Amendment dated July 9, 2008 (establishment of new series – ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

m.

Articles Supplementary dated October 15, 2008 (establishment of new series – ING U.S. Government Money Market Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

n.

Articles Supplementary effective January 23, 2009 (issuance of Service 2 Class shares) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

o.

Articles Supplementary dated February 12, 2009 (issuance of ING Russell Large Cap Index Portfolio – Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

p.

Articles Supplementary dated March 18, 2009 (issuance of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, ING Russell Large Cap Value Index Portfolio, ING Russell Large Cap Value Index Portfolio, and ING Russell Mid Cap Growth Index Portfolio – Class ADV, Class I, Class S, and Class S2 shares) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

q.

Articles of Amendment effective May 1, 2009 (name change from ING BlackRock Global Science and Technology Portfolio to ING BlackRock Science and Technology Opportunities Portfolio; ING Lehman Brothers U.S. Aggregate Bond Index Portfolio to ING U.S. Bond Index Portfolio; ING Opportunistic LargeCap Value Portfolio to ING Opportunistic LargeCap Portfolio; ING Russell Global Large Cap Index 85% Portfolio to ING Russell Global Large Cap Index 75% Portfolio; ING VP Index Plus LargeCap Portfolio to ING Index Plus LargeCap Portfolio; ING VP Index Plus MidCap Portfolio to ING Index Plus MidCap Portfolio; ING VP Index Plus SmallCap to ING Index Plus SmallCap; and ING VP Small Company Portfolio to ING Small Company Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

r.

Articles Supplementary dated June 22, 2009 (issuance of ING Dow Jones Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

s.

Articles Supplementary dated July 31, 2009 (increase authorized shares of ING International Index Portfolio and ING Russell Large Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

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t.	Articles Supplementary dated August 5, 2009 (increase authorized shares of ING Dow Jones Euro STOXX 50® Index Portfolio, ING Russell Mid Cap Index Portfolio, and ING U.S. Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

u.

Articles of Amendment dated September 21, 2009 (dissolution of ING Opportunistic LargeCap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

v.

Plan of Liquidation and Dissolution of Series effective October 23, 2009 (liquidation and dissolution of ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

w.

Articles of Amendment, effective October 30, 2009, (name change from ING Nasdaq 100 Index Portfolio to ING NASDAQ 100® Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

x.

Articles of Amendment, effective April 30, 2010, (name change from ING Dow Jones Euro STOXX 50® Index Portfolio to ING Euro STOXX 50® Index Portfolio, and ING Japan Equity Index Portfolio to ING Japan TOPIX Index® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

y.

Articles of Amendment dated July 20, 2010 (dissolution of Class S2 shares of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, and ING Russell Large Cap Value Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

z.

Articles of Amendment dated August 10, 2010 (dissolution of ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

aa.

Articles of Amendment dated September 8, 2010 (dissolution of ING Opportunistic LargeCap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

bb.

Articles of Amendment dated January 6, 2011 (dissolution of ING U.S. Government Money Market Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

cc.

Articles Supplementary dated January 26, 2011 (issuance of Class ADV and Class I shares of ING Australia Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

dd.

Articles Supplementary dated October 19, 2011 (issuance of ING Emerging Markets Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.

ee.

Articles of Amendment dated April 13, 2011 (dissolution of ING NASDAQ 100 Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on April 26, 2012 and incorporated herein by reference.

ff.

Articles Supplementary dated December 11, 2008 (classification and designation of Class I shares of ING Russell Large Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

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gg.

Articles of Amendment dated June 19, 2009 (dissolution of ING Morningstar U.S. Growth Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

hh.

Plan of Liquidation and Dissolution of Series effective April 7, 2010 with respect to ING RussellTM Global Large Cap Index 75% Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

ii.

Articles of Amendment dated October 17, 2012 (dissolution of ING WisdomTree Global High-Yielding Equity Index Portfolio Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

jj.

Articles of Amendment dated April 22, 2013 (dissolution of ING BlackRock Science and Technology Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

kk.

Articles of Amendment effective July 12, 2013 (name change from ING WisdomTree Global High-Yielding Equity Index Portfolio to ING Global Value Advantage Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

ll.

Articles Supplementary dated August 7, 2013 (increase number of authorized shares of ING U.S. Bond Index Portfolio for Class I) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

mm.

Articles Supplementary dated April 7, 2014 (classification and designation of Class I shares for Voya Global Value Advantage Portfolio and authorizing the increase in number of authorized shares of Class ADV shares of Voya International Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

nn.

Articles of Amendment effective May 1, 2014 (change of names of Registrant and Series) – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

oo.

Articles Supplementary dated September 23, 2014 (classification and designation of Class T shares for Voya Global Value Advantage Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

pp.

Articles Supplementary dated November 21, 2014 (increase number of authorized shares of Voya Global Value Advantage Portfolio for Class S) – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 11, 2015 and incorporated herein by reference.

qq.

Articles Supplementary dated June 26, 2015 (increase number of authorized shares of Voya Global Value Advantage Portfolio for Class S) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

rr.

Articles Supplementary dated October 15, 2015 (classification and designation of class R6 shares of Voya Small Company Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

ss.

Articles of Amendment effective May 1, 2016 (name change from Voya Global Value Advantage Portfolio to Voya Global Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

5

tt.

Articles Supplementary dated April 6, 2017 (classification and designation of class P2 shares of Voya Emerging Markets Index Portfolio, Voya International Index Portfolio, Voya Russell Mid Cap Index Portfolio, Voya Russell Small Cap Index Portfolio, and Voya U.S. Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant’s Form N-1A Registration Statement on April 27, 2017 and incorporated herein by reference.

uu.

Articles Supplementary dated February 1, 2018 (increasing the number of authorized class P2 shares for Voya U.S. Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

vv.

Articles Supplementary dated September 19, 2018 (increasing the number of authorized Class P2 shares for Voya International Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

2.	a.

Third Amended and Restated Bylaws dated March 18, 2018 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

3.	Not applicable.

4.

Agreement and Plan of Reorganization between VY® Templeton Global Growth Portfolio, a series of Voya Partners Inc., and Voya Global Equity Portfolio, a series of Voya Variable Portfolios, Inc.– Attached as Appendix A to the Proxy Statement/Prospectus.

5.	Instruments Defining Rights of Holders – Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

6.	a.

Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 as amended and restated May 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

i.

Waiver Letter dated May 1, 2019 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Registrant, dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya RussellTM Large Cap Growth Index Portfolio, Voya RussellTM Large Cap Value Index Portfolio, and Voya RussellTM Mid Cap Growth Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

ii.

Waiver Letter dated May 1, 2019 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Registrant, dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Australia Index Portfolio, Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

iii.

Side Letter Agreement dated May 1, 2019 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Registrant, dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Russell™ Large Cap Growth Index Portfolio and Voya Russell™ Large Cap Value Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

iv.

Waiver Letter dated May 1, 2019 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Registrant, dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Emerging Markets Index Portfolio -Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

6

v,

Waiver Letter dated May 1, 2019 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Registrant, dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Hang Seng Index Portfolio –Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

vi.

Amended Schedule A effective January 1, 2019, to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Registrant dated November 18, 2014 as amended and restated May 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

b.

Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

i.

Waiver Letter dated May 1, 2019 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 with respect to Voya Australia Index Portfolio, Voya Emerging Markets Index Portfolio, Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

c.

Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

i.

Amended Schedule A effective May 1, 2019 to the Expense Limitation Agreement between Voya Investments, LLC and Registrant dated January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

ii.

Side Letter Agreement dated May 1, 2019 (Voya Russell™ Large Cap Index Portfolio, Voya Russell™ Mid Cap Growth Index Portfolio and Voya Russell™ Mid Cap Index Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Registrant dated January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

iii.

Side Letter Agreement dated May 1, 2019 (Voya International Index Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Registrant dated January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

iv.

Side Letter Agreement dated May 1, 2019 (Voya Global Equity Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Registrant dated January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

7.

Distribution Agreement between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

8.

Directors' Deferred Compensation Plan, effective September 15, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

7

9.	a.

Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.

Amended Exhibit A dated July 14, 2017 to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

ii.

Amendment dated January 1, 2019, to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

b.

Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.

Amended Exhibit A dated July 14, 2017 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

ii.

Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with the Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

c.

Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.

Amended Exhibit A dated July 14, 2017 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

ii.

Amendment, effective October 1, 2011, to Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.

iii.

Amendment to Securities Lending Agreement and Guaranty dated March 21, 2019 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

iv.

Amendment to Securities Lending Agreement and Guaranty dated March 26, 2019 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

10.	a.

Fourth Amended and Restated Shareholder Services and Distribution Plan for Class S shares effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

b.

Third Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

i.

Waiver Letter dated May 1, 2019 to the Third Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective November 16, 2017 with respect to Voya International Index Portfolio -Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

8

c.

Fourth Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

d.

Amended and Restated Shareholder Servicing Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

e.

Amended and Restated Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

i.

Waiver Letter dated May 1, 2019 to the Amended and Restated Distribution Plan for Class T shares between Registrant and Voya Investments Distributor, LLC effective November 16, 2017, with respect to Voya Global Equity Portfolio -Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

f.

Third Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for Voya Variable Portfolios, Inc., effective March 9, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

11.	Opinion and Consent of Counsel – Filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on filed April 17, 2019 an incorporated herein by reference.
12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.
13.	a.

License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 – Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

b.

Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.

Amended Exhibit A dated July 14, 2017 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

ii.

Investment Company Reporting Modernization Services Amendment to Fund Accounting Agreement dated February 1, 2018, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

iii.

Amendment dated January 1, 2019, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

9

c.

Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.

Amended Schedule A dated April 2007 to the Allocation Agreement dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

d.

Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

i.

Amended Schedule A dated April 2007 to the Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

e.

Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

i.

Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

ii.

Amended Exhibit A dated January 20, 2017 to the Transfer Agency Services Agreement dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

iii.

Amendment dated January 1, 2019, to the Transfer Agency Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A Registration Statement on April 23, 2019 and incorporated herein by reference.

14.	Consent of independent registered public accounting firm – Filed herein.
15.	Not applicable.
16.	Powers of Attorney – Filed as attachments to the Registrant’s Registration Statement on Form N-14 filed on April 17, 2019 and incorporated herein by reference.
17.	Not applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

10

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 17th day of May, 2019.

Voya Variable Portfolios, Inc.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Michael Bell*	Chief Executive Officer	May 17, 2019

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	May 17, 2019

Dina Santoro*	Interested Director and President	May 17, 2019

Colleen D. Baldwin*	Director	May 17, 2019

John V. Boyer*	Director	May 17, 2019

Patricia W. Chadwick*	Director	May 17, 2019

Martin J. Gavin*	Director	May 17, 2019

Russell H. Jones*	Director	May 17, 2019

Joseph E. Obermeyer*	Director	May 17, 2019

Sheryl K. Pressler*	Director	May 17, 2019

Christopher P. Sullivan*	Director	May 17, 2019

Roger B. Vincent*	Director	May 17, 2019

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Michael Bell, Todd Modic and each Trustee - Filed as attachments to the Registrant’s Registration Statement on Form N-14 filed on April 17, 2019 and incorporated herein by reference.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(14)	Consent of Independent Registered Public Accounting Firm